As filed with the Securities and Exchange Commission on May 16, 2013

Securities Act File No. 333-187956

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

SUNAMERICA SPECIALTY SERIES

(Exact Name of Registrant as Specified in the Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Offices)

Telephone Number: (800) 858-8850

(Area Code and Telephone Number)

Gregory N. Bressler

General Counsel

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address of Agent for Service)

Copies to:

Christopher J. Tafone, Esq.

Paul Hastings LLP

75 East 55th Street

New York, NY 10022-3205

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of beneficial interest. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Registrant hereby amends this Registration Statement to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission acting pursuant to such Section 8(a), shall determine.

SUNAMERICA SERIES, INC.

Focused Small-Cap Growth Portfolio

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(800) 858-8850

May [        ], 2013

Dear Shareholder:

You are cordially invited to attend a special shareholders meeting (the “Special Meeting”) of the Focused Small-Cap Growth Portfolio (the “Small-Cap Growth Portfolio”), a series of SunAmerica Series, Inc., a Maryland corporation (the “Corporation”), to be held on Thursday, June 20, 2013. Before the Special Meeting, I would like to provide you with additional background information and ask for your vote on an important proposal affecting your Portfolio.

We are asking for your vote to approve a proposed reorganization of the Small-Cap Growth Portfolio with the SunAmerica Focused Alpha Growth Fund (the “Alpha Growth Fund”), a series of SunAmerica Specialty Series, a Delaware statutory trust (the “Trust”). In this reorganization, your Class A shares, Class B shares, Class C shares and Class I shares, as applicable, would, in effect, be exchanged for Class A shares, Class A shares, Class C shares and Class W shares, respectively, of the Alpha Growth Fund with the same aggregate net asset value of the Small-Cap Growth Portfolio shares that you currently hold. It is currently anticipated that the reorganization of the Small-Cap Growth Portfolio should be effected on a tax-free basis for federal income tax purposes.

The reorganization of the Small-Cap Growth Portfolio is being proposed because SunAmerica Asset Management Corp. (“SAAMCo”), the Small-Cap Growth Portfolio’s and the Alpha Growth Fund’s investment adviser, believes that shareholders of each portfolio will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the portfolios’ assets in the reorganization, than by continuing to operate the two portfolios separately. SAAMCo believes that continuing to operate the Small-Cap Growth Portfolio as currently constituted is not in the best interests of the Small-Cap Growth Portfolio’s shareholders. SAAMCo further believes that it is in the best interests of the Small-Cap Growth Portfolio’s shareholders to combine the Small-Cap Growth Portfolio’s assets with a portfolio with a better performance history. In SAAMCo’s opinion, the Alpha Growth Fund’s investment goals and strategies make it a compatible portfolio within the SunAmerica complex for a reorganization with the Small-Cap Growth Portfolio.

Each of the Board of Directors of the Corporation and the Board of Trustees of the Trust, as applicable, has evaluated the proposed reorganization and has determined that the proposed reorganization of the Small-Cap Growth Portfolio with the Alpha Growth Fund is in the best interests of the Small-Cap Growth Portfolio and the Alpha Growth Fund, and the interests of the Small-Cap Growth Portfolio’s and the Alpha Growth Fund’s existing shareholders will not be diluted as a result of the reorganization. If the reorganization is approved by shareholders, it is expected that the proposed reorganization will take effect in July of 2013. Included in this booklet is information about the upcoming Special Meeting:

•	A Notice of Special Meeting of Shareholders, which summarizes the matter on which you are being asked to vote; and

•

The Combined Prospectus/Proxy Statement, which provides detailed information on the Alpha Growth Fund, the specific proposal relating to the Small-Cap Growth Portfolio being considered at the Special Meeting, and why the proposal is being made.

I encourage you to review the enclosed materials carefully. As a shareholder, your vote is important, and we hope that you will respond today to ensure that your shares will be represented at the Special Meeting. You may vote in one of the following ways:

•	By calling us toll-free at the telephone number listed on the enclosed proxy card;

•	By Internet at the website address listed on the enclosed proxy card;

•	By returning the enclosed proxy card in the postage-paid envelope; or

•	In person at the Special Meeting.

As always, we appreciate your support.

Sincerely,

/s/ John T. Genoy

John T. Genoy

President

Please vote now. Your vote is important.

To avoid the wasteful and unnecessary expense of further solicitation, we urge you to promptly indicate your vote on the enclosed proxy card, date and sign it and return it in the envelope provided, or record your voting instructions by telephone or via the Internet, no matter how large or small your holdings may be. If you submit a properly executed proxy but do not indicate how you wish your shares to be voted, your shares will be voted “For” the reorganization. If your shares are held through a broker, you must provide voting instructions to your broker about how to vote your shares in order for your broker to vote your shares at the Special Meeting.

QUESTIONS & ANSWERS

We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the issue(s) to be voted on.

Q: Why is a shareholder meeting being held?

A: You are being asked to approve the following: (i) an agreement and plan of reorganization (a “Reorganization Agreement”) between SunAmerica Series, Inc., a Maryland corporation (the “Corporation”), on behalf of its series, the Focused Small-Cap Growth Portfolio (the “Small-Cap Growth Portfolio”), and SunAmerica Specialty Series, a Delaware statutory trust (the “Trust”), on behalf of its series, the SunAmerica Focused Alpha Growth Fund (the “Alpha Growth Fund”). The Alpha Growth Fund pursues certain investment strategies that are compatible with and similar to those of the Small-Cap Growth Portfolio, most notably using a focused strategy and following a growth-oriented philosophy, while others are different. If the proposed reorganization (“Reorganization”) relating to the Small-Cap Growth Portfolio is approved and completed, an account at the Alpha Growth Fund will be set up in your name, you will become a shareholder of the Alpha Growth Fund, and the Small-Cap Growth Portfolio will be terminated as a series of the Corporation. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization relating to the Small-Cap Growth Portfolio and for a more complete description of the Alpha Growth Fund, including a comparison of its principal investment strategies and techniques to those of the Small-Cap Growth Portfolio.

Q: How does the Board of Directors suggest that I vote?

A: After careful consideration, the Board of Directors of the Corporation (the “Board of Directors”), on behalf of the Small-Cap Growth Portfolio, has determined that the proposed Reorganization is in the best interests of the Small-Cap Growth Portfolio and that the interests of the Small-Cap Growth Portfolio’s existing shareholders will not be diluted as a result of the Reorganization and, therefore, unanimously recommends that you cast your vote “For” the proposed Reorganization. In particular, the Board of Directors has determined, among other things, that shareholders of the Small-Cap Growth Portfolio may benefit from (i) the expected operating efficiencies from the larger net asset size of the combined portfolio; (ii) the compatibility of the types of portfolio securities held by the Portfolios, and the compatibility and similarity of the investment goals, strategies, techniques and risks of the Small-Cap Growth Portfolio and the Alpha Growth Fund; and (iii) being invested in a Portfolio with a better overall performance history. It should be noted that while the types of portfolio securities that each Portfolio may hold are compatible, the portfolio manager of the Small-Cap Growth Portfolio does anticipate disposing of a small portion of the Small-Cap Growth Portfolio’s portfolio holdings (approximately 5% to 10% as of February 28, 2013) before closing of the Reorganization and all or substantially all of the remaining portfolio holdings following the close of the Reorganization. Please refer to the enclosed Combined Prospectus/Proxy Statement for a detailed discussion of the factors that the Board of Directors considered when approving the Reorganization, including a comparison of its principal investment strategies and techniques to those of the Small-Cap Growth Portfolio.

Q: How will the Reorganization affect me?

A: If shareholders of the Small-Cap Growth Portfolio approve the proposed Reorganization, all the assets and liabilities of the Small-Cap Growth Portfolio will be transferred to, and combined with, those of the Alpha Growth Fund, an account will be set up in your name at the Alpha Growth Fund and you will receive shares of the Alpha Growth Fund. You will receive the same class of shares of the Alpha Growth Fund as you currently hold of the Small-Cap Growth Portfolio, except that if you hold Class B shares of the Small-Cap Growth Portfolio, you will receive Class A shares of the Alpha Growth Fund, and if you hold Class I shares of the Small-Cap Growth Portfolio, you will receive Class W shares of the Alpha Growth Fund. The aggregate net asset value (“NAV”) of the shares you receive in the Reorganization relating to the Small-Cap Growth Portfolio will equal the aggregate NAV of the shares you own immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Small-Cap Growth Portfolio will hold a smaller percentage of ownership in the combined portfolio than he or she held in the Small-Cap Growth Portfolio prior to the Reorganization.

Q: In the Reorganization, will I receive shares of the Alpha Growth Fund of the same class as the shares of the Small-Cap Growth Portfolio that I now hold?

A: You will receive shares of the Alpha Growth Fund of the same class as the shares you own of the Small-Cap Growth Portfolio, except that if you hold Class B shares of the Small-Cap Growth Portfolio, you will receive Class A shares of the Alpha Growth Fund, and if you hold Class I shares of the Small-Cap Growth Portfolio, you will receive Class W shares of the Alpha Growth Fund. Class A shares of the Alpha Growth Fund have a lower expense structure than Class B shares of the Small-Cap Growth Portfolio due to the fact that Class A shares are subject to lower Rule 12b-1 fees than Class B shares under each Portfolio’s Distribution Plans. While Class A shares of the Alpha Growth Fund are subject to a front-end sales load, Class A shares of the Alpha Growth Fund received in the Reorganization will not be subject to any sales load. For more detailed fee and expense information about each Portfolio’s classes, see “Summary—Fees and Expenses” and “Comparison of the Portfolios—Distribution and Service Fees” in the Combined Prospectus/Proxy Statement. Since the Alpha Growth Fund does not offer Class B shares or Class I shares, SAAMCo has determined the Class A shares and Class W shares of the Alpha Growth Fund to be appropriate alternatives to offer to holders of Class B shares and Class I shares of the Small-Cap Growth Portfolio.

i

Q: Will I own the same number of shares of the Alpha Growth Fund as I currently own of the Small-Cap Growth Portfolio?

A: No. You will receive shares of the Alpha Growth Fund with the same aggregate NAV as the shares of the Small-Cap Growth Portfolio you own prior to the Reorganization relating to the Small-Cap Growth Portfolio. However, the number of shares you receive will depend on the relative NAV of the shares of the Small-Cap Growth Portfolio and the Alpha Growth Fund on the closing date. Thus, on the closing date, if the NAV of a share of the Alpha Growth Fund is lower than the NAV of the corresponding share class of the Small-Cap Growth Portfolio, you will receive a greater number of shares of the Alpha Growth Fund in the Reorganization than you held in the Small-Cap Growth Portfolio before the Reorganization. On the other hand, if the NAV of a share of the Alpha Growth Fund is higher than the NAV of the corresponding share class of the Small-Cap Growth Portfolio, you will receive fewer shares of the Alpha Growth Fund in the Reorganization than you held in the Small-Cap Growth Portfolio before the Reorganization. The aggregate NAV of your Alpha Growth Fund shares immediately after the Reorganization will be the same as the aggregate NAV of your Small-Cap Growth Portfolio shares immediately prior to the Reorganization.

Q: Will my privileges as a shareholder change after the Reorganization?

A: Your rights as a shareholder will not change in any substantial way as a result of the Reorganization relating to the Small-Cap Growth Portfolio, but you will be a shareholder of the Alpha Growth Fund rather than of the Small-Cap Growth Portfolio. However, you are currently a shareholder of a Portfolio that is a series of a Maryland corporation and you will become a shareholder of a Portfolio that is a series of a Delaware statutory trust as a result of the Reorganization. As discussed in the Combined Prospectus/Proxy Statement, there are certain differences between Maryland corporations and Delaware statutory trusts with respect to shareholder rights. The shareholder services available to you after the Reorganization will be identical.

Q: Who will advise the Alpha Growth Fund once the Reorganization is completed?

A: The Small-Cap Growth Portfolio is advised by SunAmerica Asset Management Corp. (“SAAMCo”). The Alpha Growth Fund is also advised by SAAMCo and will continue to be advised by SAAMCo once the Reorganization is completed. In addition, the Alpha Growth Fund is currently subadvised by Marsico Capital Management, LLC (“Marsico”) and BAMCO, Inc. (“BAMCO”), and will continue to be subadvised by Marsico and BAMCO once the Reorganization is completed.

Q: Will I have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A: No, you will not pay any sales load, commission or other similar fee in connection with the Reorganization relating to the Small-Cap Growth Portfolio. As more fully discussed in the Combined Prospectus/Proxy Statement, the holding period with respect to any contingent deferred sales charge that applies to shares of the Alpha Growth Fund acquired by you in the Reorganization relating to the Small-Cap Growth Portfolio will be measured from the earlier of the time (i) you purchased your Small-Cap Growth Portfolio shares or (ii) you purchased your shares of any other fund advised by SAAMCo and subsequently exchanged them for shares of the Small-Cap Growth Portfolio. Class A shares of the Alpha Growth Fund received by Class B shareholders of the Small-Cap Growth Portfolio in the Reorganization will not be subject to any contingent deferred sales charge upon redemption.

Q: How does the operating expense ratio of the Alpha Growth Fund compare to that of the Small-Cap Growth Portfolio?

A: Following the Reorganization, the gross and net operating expense ratios for Class A and Class C shares of the Alpha Growth Fund are expected to be higher than the current gross and net operating expense ratios for Class A and Class C shares of the Small-Cap Growth Portfolio. The gross and net operating expense ratios for Class A shares of the Alpha Growth Fund are expected to be lower than the current gross and net operating expense ratios for Class B shares of the Small-Cap Growth Portfolio. The operating expense ratios before waivers and reimbursements for Class W shares of the Alpha Growth Fund are expected to be lower than the current operating expense ratios before waivers and reimbursements for Class I shares of the Small-Cap Growth Portfolio, while the operating expense ratios after waivers and reimbursements for Class W shares of the Alpha Growth Fund are expected to be higher than the current operating expense ratios after waivers and reimbursements for Class I shares of the Small-Cap Growth Portfolio. The contractual expense caps for each class of the Alpha Growth Fund are the same as the contractual expense caps for the corresponding classes of the Small-Cap Growth Portfolio, pursuant to an Expense Limitation Agreement with SAAMCo. Class B shareholders of the Small-Cap Growth Portfolio will have a lower contractual expense cap as Class A shareholders of the Alpha Growth Fund. Class I shareholders of the Small-Cap Growth Portfolio will have a higher contractual expense cap as Class W shareholders of the Alpha Growth Fund. It should be noted that the contractual management fee rate for the Alpha Growth Fund is higher than that of the Small-Cap Growth Portfolio. For more detailed information about each Portfolio’s operating expense ratios, see “Summary—Fees and Expenses” in the Combined Prospectus/Proxy Statement.

Q: What will I have to do to open an account in the Alpha Growth Fund? What happens to my account if the Reorganization is approved?

A: If the Reorganization is approved, an account will be set up in your name and your shares automatically will be converted into shares of the Alpha Growth Fund. We will send you written confirmation that this change has taken place. You will receive the same class of shares of the Alpha Growth Fund as you currently hold of the Small-Cap Growth Portfolio, except that if you hold Class B shares of the Small-Cap Growth Portfolio, you will receive Class A shares of the Alpha Growth Fund, and if you hold Class I shares of the Small-Cap Growth Portfolio, you will receive Class W shares of the Alpha Growth Fund. The aggregate NAV of the shares you receive in the Reorganization relating to the Small-Cap Growth Portfolio will be equal to the aggregate NAV of the shares you own immediately prior to the Reorganization. No certificates for shares will be issued in connection with the Reorganization. If you currently hold certificates representing your Small-Cap Growth Portfolio shares, it is not necessary to surrender such certificates.

Q: What happens if the Reorganization is not approved?

A: If the Reorganization is not approved by shareholders of the Small-Cap Growth Portfolio, the Board of Directors may consider other alternatives. If no such suitable alternatives can be found, the Board of Directors may consider the liquidation of the Small-Cap Growth Portfolio. Any such liquidation could be a taxable event for certain shareholders.

Q: Will I have to pay any federal taxes as a result of the Reorganization?

A: The Reorganization is expected to qualify as a tax-free “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If the Reorganization so qualifies, in general, the Small-Cap Growth Portfolio will not recognize any gain or loss as a result of the transfer of all of its assets and liabilities in exchange solely for shares of the Alpha Growth Fund and the assumption of its liabilities by the Alpha Growth Fund, or as a result of its liquidation, and you will not recognize any gain or loss upon your receipt solely of shares of the Alpha Growth Fund in connection with the Reorganization.

The portfolio managers of the Alpha Growth Fund anticipate requesting the disposition of a relatively small portion of the Small-Cap Growth Portfolio’s portfolio holdings (approximately 5% to 10% as of February 28, 2013) before the closing of the Reorganization and all or substantially all of the remaining portfolio holdings following the closing of the Reorganization. SAAMCo has estimated that the brokerage commission and other transaction costs relating to the sale of the Small-Cap Growth Portfolio’s securities prior to and/or after the Reorganization will be approximately $4,067 and $44,351, respectively, or, based on shares outstanding as of October 31, 2012, $0.000 per share and $0.002 per share, respectively.

Whether substantially all of the Small-Cap Growth Portfolio’s portfolio holdings are sold will depend upon market conditions and portfolio composition of the Funds at the time of the Reorganization. If all such holdings were sold on February 28, 2013, the sales would result in a net capital gain position of $10,174,855 or $0.52 per share, assuming all Small-Cap Growth Portfolio shareholders as of February 28, 2013 elect to participate in the Reorganization and there is no attrition in the number of Alpha Growth Fund shareholders as of February 28, 2013. This amount does not take into account any available capital loss carryforwards and current year net realized capital gains or losses. Based on the net unrealized capital gain position of the Small-Cap Growth Portfolio as of February 28, 2013, including any available capital loss carryforwards, the anticipated sales of portfolio holdings following the closing of the Reorganization may result in the distribution of net capital gains to shareholders of the Combined Portfolio. The actual amount of capital gains or losses resulting from the sale of Small-Cap Growth Fund portfolio holdings will differ from the amounts stated above due to changes in market conditions, portfolio composition and market values at the time of sale.

The tax impact of any such sales will depend on the difference between the price at which such portfolio holdings are sold and the Small-Cap Growth Portfolio’s basis in such holdings. Any capital gains recognized in these sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of the Small-Cap Growth Portfolio as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Any capital gains recognized in these sales on a net basis following the closing of the Reorganization will be distributed, if required, to the combined portfolio’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

Q: Who will pay for the Reorganization?

A: The expenses incurred in connection with the preparation of the Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs (other than any transaction costs relating to the sale of the Small-Cap Growth Portfolio’s securities prior to and/or after the Reorganization), will be borne solely by SAAMCo or its affiliates, not by any Portfolio. The aggregate expenses of the Reorganizations are estimated to be approximately $161,000. SAAMCo has estimated that the brokerage commission and other transaction costs relating to the sale of the Small-Cap Growth Portfolio’s securities prior to and/or after the Reorganization will be approximately $4,067 and $44,351, respectively, or, based on shares outstanding as of October 31, 2012, $0.000 per share and $0.002 per share, respectively.

Q: What if I redeem or exchange my shares before the Reorganization takes place?

A: If you choose to redeem or exchange your shares before the Reorganization relating to the Small-Cap Growth Portfolio takes place, the redemption or exchange will be treated as a normal redemption or exchange of shares and generally will be a taxable transaction and any applicable redemption fees will be applied. The tax impact of any such redemption or exchange will depend on the difference between the price at which such shares are redeemed or exchanged and your tax basis in such shares. Also, in the case of redemptions, you will be responsible for payment of any applicable contingent deferred sales charges.

Q: How do I vote my proxy?

A: You may cast your vote by mail, telephone or Internet or in person at the special shareholders meeting. To vote by mail, please mark your vote on the enclosed proxy card and sign, date and return the card in the postage-paid envelope provided. To vote by telephone or over the Internet, please have the proxy card in hand and call the telephone number or go to the website address listed on the enclosed form and follow the instructions. Your vote by mail, telephone or Internet will be an authorization of a proxy to cast your votes at the special joint shareholders meeting.

Q: When will the Reorganization occur?

A: If approved by shareholders, the Reorganization is expected to occur in July of 2013. The Reorganization will not take place if the Reorganization is not approved by the Small-Cap Growth Portfolio’s shareholders.

Q: Whom do I contact for further information?

A: You may call Boston Financial Data Services, Inc. (BFDS), our proxy solicitation firm, at the telephone number listed on the enclosed proxy card.

Important additional information about the proposal is set forth in the accompanying Combined Prospectus/Proxy Statement. Please read it carefully.

SUNAMERICA SERIES, INC.

Focused Small-Cap Growth Portfolio

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(800) 858-8850

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 20, 2013

To the Shareholders of the Focused Small-Cap Growth Portfolio:

This is to notify you that a Special Meeting of Shareholders (the “Special Meeting”) of the Focused Small-Cap Growth Portfolio (the “Small-Cap Growth Portfolio”), a series of SunAmerica Series, Inc., a Maryland corporation (the “Corporation”), will be held on Thursday, June 20, 2013, at 10:00 a.m., Eastern time, at the offices of SunAmerica Asset Management Corp. (“SAAMCo”), located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, for the following purposes:

1. The shareholders of the Small-Cap Growth Portfolio are being asked to consider a proposal to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) pursuant to which the Small-Cap Growth Portfolio would transfer all of its assets to the SunAmerica Focused Alpha Growth Fund (the “Alpha Growth Fund”), a series of SunAmerica Specialty Series, a Delaware statutory trust, in exchange solely for the assumption of the Small-Cap Growth Portfolio’s liabilities by the Alpha Growth Fund and for Class A, Class C and Class W shares of the Alpha Growth Fund, which shares will be distributed by the Small-Cap Growth Portfolio to the holders of its shares in complete liquidation thereof; and

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The Board of Directors of the Corporation has fixed the close of business on April 19, 2013, as the record date for determination of shareholders of the Small-Cap Growth Portfolio entitled to notice of, and to vote at, the Special Meeting and any postponements or adjournments thereof.

It is very important that your vote be received prior to the Special Meeting date. Voting instructions for shares held of record in the name of a nominee, such as a broker-dealer or director of an employee benefit plan, may be subject to earlier cut-off dates established by such intermediaries for receipt of such instructions.

Your vote is important regardless of the size of your holdings in the Small-Cap Growth Portfolio. Whether or not you expect to be present at the Special Meeting, please complete and sign the enclosed proxy card and return it promptly in the enclosed envelope. Certain shareholders may also vote by telephone or over the Internet; please see pages 33-34 of the enclosed Combined Prospectus/Proxy Statement for details. If you vote by proxy and then desire to change your vote or vote in person at the Special Meeting, you may revoke your proxy at any time prior to the votes being tallied at the Special Meeting. Please refer to the section of the enclosed Combined Prospectus/Proxy Statement entitled “Voting Information and Requirements—Manner of Voting” for more information.

By Order of the Board of Directors,

/s/ Gregory N. Bressler

Gregory N. Bressler

Secretary

Jersey City, New Jersey

May [        ], 2013

SUBJECT TO COMPLETION, DATED MAY 16, 2013

COMBINED PROSPECTUS/PROXY STATEMENT

SUNAMERICA SERIES, INC.

Focused Small-Cap Growth Portfolio

SUNAMERICA SPECIALTY SERIES

SunAmerica Focused Alpha Growth Fund

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(800) 858-8850

This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of the Focused Small-Cap Growth Portfolio (the “Small-Cap Growth Portfolio”), a series of SunAmerica Series, Inc., a Maryland corporation (the “Corporation”). A special meeting of shareholders of the Small-Cap Growth Portfolio (the “Special Meeting”) will be held at the offices of SunAmerica Asset Management Corp. (“SAAMCo”), located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, on Thursday, June 20, 2013, at 10:00 a.m., Eastern time, to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Shareholders of record of the Small-Cap Growth Portfolio at the close of business on April 19, 2013 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting or any postponements or adjournments thereof. This Combined Prospectus/Proxy Statement, proxy card and accompanying Notice of Special Meeting of Shareholders were first sent or given to shareholders of the Small-Cap Growth Portfolio on or about May [    ], 2013. Whether or not you expect to attend the Special Meeting or any postponement or adjournment thereof, the Board of Directors of the Corporation (the “Board of Directors”) requests that shareholders vote their shares by completing and returning the enclosed proxy card.

The purposes of the Special Meeting are:

1. The shareholders of the Small-Cap Growth Portfolio are being asked to consider a proposal to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) pursuant to which the Small-Cap Growth Portfolio would transfer all of its assets to the SunAmerica Focused Alpha Growth Fund (the “Alpha Growth Fund,” and together with the Small-Cap Growth Portfolio, the “Portfolios” and each, a “Portfolio”), a series of SunAmerica Specialty Series, a Delaware statutory trust (the “Trust”), in exchange solely for the assumption of the Small-Cap Growth Portfolio’s liabilities by the Alpha Growth Fund and for Class A, Class C and Class W shares of the Alpha Growth Fund, which shares will be distributed by the Small-Cap Growth Portfolio to the holders of its shares in complete liquidation thereof; and

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The Board of Directors has approved the reorganization (“Reorganization”) with respect to the Small-Cap Growth Portfolio by which the Small-Cap Growth Portfolio, a separate series of the Corporation, an open-end management investment company, would be acquired by the Alpha Growth Fund, a series of the Trust, an open-end management investment company. The Alpha Growth Fund has an investment goal of growth of capital, which is similar to that of the Small-Cap Growth Portfolio whose investment goal is long-term growth of capital. Each Portfolio uses a focused strategy and follows a growth-oriented philosophy. The Small-Cap Growth Portfolio and the Alpha Growth Fund, however, employ certain differing investment strategies and techniques to achieve their respective goals, as discussed in more detail below. For more information on each Portfolio’s investment strategies and techniques see “Summary—Investment Objectives and Principal Investment Strategies and Techniques” below.

If the Small-Cap Growth Portfolio’s shareholders approve the Reorganization, the Small-Cap Growth Portfolio will transfer its assets to the Alpha Growth Fund. The Alpha Growth Fund will assume the liabilities of the Small-Cap Growth Portfolio and will issue shares to the Small-Cap Growth Portfolio in an amount equal to the aggregate net asset value (“NAV”) of the outstanding shares of the Small-Cap Growth Portfolio. Immediately thereafter, the Small-Cap Growth Portfolio will distribute these shares of the Alpha Growth Fund to its shareholders. After distributing these shares, the Small-Cap Growth Portfolio will be terminated as a series of the Corporation. When the Reorganization is complete, the Small-Cap Growth Portfolio’s shareholders will hold the same class of shares of the Alpha Growth Fund as they currently hold of the Small-Cap Growth Portfolio, except that Class B shareholders of the Small-Cap Growth Portfolio will hold Class A shares of the Alpha Growth Fund, and Class I shareholders of the Small-Cap Growth Portfolio will hold Class W shares of the Alpha Growth Fund. Since the Alpha Growth Fund does not offer Class B shares or Class I shares, SAAMCo has determined to offer Class A shares and Class W shares of the Alpha Growth Fund to holders of Class B shares and Class I shares of the Small-Cap Growth Portfolio, respectively, given the similar levels of service provided to these share classes. The aggregate NAV of the Alpha Growth Fund shares received in the Reorganization will equal the aggregate NAV of the Small-Cap Growth Portfolio shares held by Small-Cap Growth Portfolio shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Small-Cap Growth Portfolio will hold a smaller percentage of ownership in the combined portfolio than such shareholder held in the Small-Cap Growth Portfolio prior to the Reorganization.

This Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of the Small-Cap Growth Portfolio should know before voting on the Reorganization relating to their Portfolio and constitutes an offering of Class A, Class C and Class W shares of the Alpha Growth Fund only. Please read it carefully and retain it for future reference.

The following documents containing additional information about the Alpha Growth Fund and the Small-Cap Growth Portfolio, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Proxy Statement:

•	the Statement of Additional Information dated May [ ], 2013 (the “Reorganization SAI”), relating to this Combined Prospectus/Proxy Statement;

•	the Alpha Growth Fund Statement of Additional Information for Class A, Class C and Class W shares (the “Alpha Growth Fund SAI”) dated February 28, 2013 (and as currently supplemented); and

•

the Small-Cap Growth Portfolio Prospectus and Statement of Additional Information containing additional information about the Small-Cap Growth Portfolio (the “Small-Cap Growth Portfolio Prospectus” and “Small-Cap Growth Portfolio SAI,” respectively), each dated February 28, 2013 (and as currently supplemented).

In addition, the following documents have been filed with the SEC and are incorporated by reference into (legally considered to be part of) and also accompany this Combined Prospectus/Proxy Statement:

•	the Alpha Growth Fund Prospectus for Class A, Class C and Class W shares (the “Alpha Growth Fund Prospectus”) dated February 28, 2013 (and as currently supplemented); and

•	the Annual Report to Shareholders of the SunAmerica Focused Alpha Growth Fund for the fiscal period ended October 31, 2012 (the “Alpha Growth Fund Annual Report”).

Except as otherwise described herein, the policies and procedures set forth under “Shareholder Account Information” in the Alpha Growth Fund Prospectus will apply to the Class A, Class C and Class W shares to be issued by the Alpha Growth Fund in connection with the Reorganization.

These documents are on file with the SEC. Each of the Portfolios is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, files reports and other information, including proxy materials and charter documents, with the SEC.

Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

Focused Small-Cap Growth Portfolio c/o SunAmerica Series, Inc. Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311-4992 (800) 858-8850	SunAmerica Focused Alpha Growth Fund c/o SunAmerica Specialty Series Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311-4992 (800) 858-8850

If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.” The Reorganization SAI may also be obtained without charge at www.sunamericafunds.com.

You also may view or obtain these documents from the SEC:

In Person:	At the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549.

By Phone:	1-202-551-8090

By Mail:	Public Reference Section Office of Consumer Affairs and Information Services Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 (duplicating fee required)

By E-mail:	publicinfo@sec.gov (duplicating fee required)

By Internet:	www.sec.gov

No business other than the proposed Reorganization or any business that is properly presented may be presented for consideration at the Special Meeting. If any procedural matter relating to the proposal is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their discretion.

No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

The date of this Combined Prospectus/Proxy Statement is May [    ], 2013.

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.

The Corporation is an open-end management investment company registered with the SEC. The Small-Cap Growth Portfolio is a separate series of the Corporation. The Corporation is organized as a corporation under the laws of the State of Maryland. The Trust is an open-end management investment company registered with the SEC. The Alpha Growth Fund is a series of the Trust. The Trust is organized as a statutory trust under the laws of the State of Delaware. The investment goal of the Small-Cap Growth Portfolio is long-term growth of capital. The investment goal of the Alpha Growth Fund is growth of capital.

Each of the Portfolios uses a focused strategy. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. In addition, the Small-Cap Growth Portfolio and the Alpha Growth Fund each follow a growth-oriented philosophy. A growth-oriented philosophy—that of investing in securities believed to offer the potential for growth of capital (in the case of the Alpha Growth Fund) or long-term growth of capital (in the case of the Small-Cap Growth Portfolio)—focuses on securities considered to have, in the case of the Alpha Growth Fund, among other factors, the potential for above-average earnings growth; in the case of the Small-Cap Growth Portfolio, a historical record of above-average earnings growth, significant growth potential for earnings growth, and above-average earnings growth or the ability to sustain earnings growth; and in the case of the Alpha Growth Fund and the Small-Cap Growth Portfolio, the potential to offer proven or unique/unusual products or services or to operate in industries experiencing increasing demand.

Each of the Small-Cap Growth Portfolio and the Alpha Growth Fund uses a focused strategy and follows a growth-oriented philosophy, as described above. Each Portfolio is also non-diversified. The Alpha Growth Fund is managed by two subadvisers, one of which manages the large-cap portion of the Fund and the other which manages the small- and mid-cap portion of the Fund, and the Fund will generally hold up to a total of 40 securities, including approximately 10 to 20 securities in the large-cap portion and approximately 20 securities in the small- and mid-cap portion of the Fund. The Alpha Growth Fund will invest approximately 65% of its assets in large-cap companies and 35% of its assets in small- and mid-cap companies. In contrast, the Small-Cap Growth Portfolio is managed by SunAmerica Asset Management Corp. (“SAAMCo”), will generally hold between 30 to 50 securities and invests at least 80% of its assets in small-cap companies with characteristics similar to those contained in the Russell 2000® Growth Index.

SAAMCo serves as the investment adviser of each of the Portfolios. Each Portfolio publicly offers its shares on a continuous basis, and shares may be purchased through each Portfolio’s distributor, SunAmerica Capital Services, Inc. (the “Distributor”), and numerous intermediaries. Shareholders of each Portfolio have the right to exchange their shares for shares of the same class of other retail funds distributed by the Distributor at NAV per share at the time of exchange, subject to certain limitations. Each Portfolio permits its shareholders to redeem their shares at any time upon proper notice (subject, in certain cases, to contingent deferred sales charges).

The Proposed Reorganization

The Board of Directors, including the Directors who are not “interested persons” of the Corporation (as defined in the 1940 Act) (the “Independent Directors”), has approved the Reorganization, on behalf of the Small-Cap Growth Portfolio. The Board of Trustees of the Trust (the “Board of Trustees”), including the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), has approved the Reorganization on behalf of the Alpha Growth Fund. Subject to approval by the Small-Cap Growth Portfolio shareholders, the Reorganization provides for:

•

the transfer of all the assets of the Small-Cap Growth Portfolio to the Alpha Growth Fund in exchange for the assumption of the Small-Cap Growth Portfolio’s liabilities by the Alpha Growth Fund and Class A, Class C and Class W shares of the Alpha Growth Fund;

•	the distribution of such Class A, Class C and Class W shares of the Alpha Growth Fund to the Small-Cap Growth Portfolio’s shareholders; and

•	the termination of the Small-Cap Growth Portfolio as a series of the Corporation.

If the proposed Reorganization is approved and completed, the Small-Cap Growth Portfolio’s shareholders would receive shares of the same class of the Alpha Growth Fund as they currently hold of the Small-Cap Growth Portfolio, except that Class B shareholders of the Small-Cap Growth Portfolio will receive Class A shares of the Alpha Growth Fund, and Class I shareholders of the Small-Cap Growth Portfolio will receive Class W shares of the Alpha Growth Fund, with an aggregate NAV equal to the aggregate NAV of Small-Cap Growth Portfolio shares owned immediately prior to the Reorganization. Since the Alpha Growth Fund does not offer Class B shares or Class I shares, SAAMCo has determined to offer Class A shares and Class W shares of the Alpha Growth Fund to holders of Class B shares and Class I shares of the Small-Cap Growth Portfolio, respectively, given the similar levels of service provided to these share classes.

Background and Reasons for the Proposed Reorganization

SAAMCo believes that, with respect to the proposed Reorganization, the shareholders of each Portfolio will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Portfolios’ assets in the Reorganization, than by continuing to operate the Portfolios separately. SAAMCo also believes that it is the best interests of the Small-Cap Growth Portfolio’s shareholders to combine the Small-Cap Growth Portfolio’s assets with a Portfolio that has a better performance history, although the contractual management fee rate and the net operating expense ratios of the Alpha Growth Fund are higher than those of the Small-Cap Growth Portfolio (except in the case of the net operating expense ratio for Class B shares of the Small-Cap Growth Portfolio). In SAAMCo’s opinion, the Alpha Growth Fund’s investment goal, strategies and techniques make it a compatible portfolio within the SunAmerica complex for the reorganization with the Small-Cap Growth Portfolio. The Alpha Growth Fund, following completion of the Reorganization, may be referred to as the “Combined Portfolio” in this Combined Prospectus/Proxy Statement. It is anticipated that the gross and net operating expense ratios for Class A and Class C shares of the Combined Portfolio will be higher than the current gross and net operating expense ratios for Class A and Class C shares of the Small-Cap Growth Portfolio. It is anticipated that the gross and net operating expense ratios for Class A shares of the Combined Portfolio will be lower than the current gross and net operating expense ratios for Class B shares of the Small-Cap Growth Portfolio. It is anticipated that the operating expense ratios before waivers and reimbursements for Class W shares of the Combined Portfolio will be lower than the current operating expense ratios before waivers and reimbursements for Class I shares of the Small-Cap Growth Portfolio, while the operating expense ratios after waivers and reimbursements for Class W shares of the Combined Portfolio will be higher than the current operating expense ratios after waivers and reimbursements for Class I shares of the Small-Cap Growth Portfolio. SAAMCo believes that continuing to operate the Small-Cap Growth Portfolio as currently constituted is not in the best interests of the Small-Cap Growth Portfolio’s shareholders.

In approving the Reorganization, the Board of Directors, including the Independent Directors, determined that participation in the Reorganization is in the best interests of the Small-Cap Growth Portfolio and that the interests of the Small-Cap Growth Portfolio’s shareholders will not be diluted as a result of the Reorganization. The Board of Directors considered the Reorganization proposals at a meeting held on March 5, 2013, and at such meeting, the entire Board of Directors, including the Independent Directors, approved the Reorganization. The approval determinations were made on the basis of each Director’s judgment after consideration of all of the factors taken as a whole, though individual Directors may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The factors considered by the Board of Directors with regard to the Reorganization include, but are not limited to, the following:

•

That the investment goal of the Small-Cap Growth Portfolio and the Alpha Growth Fund are similar and certain investment strategies and techniques of the Small-Cap Growth Portfolio and Alpha Growth Fund are similar and compatible, while others are different. The Directors considered that each Portfolio uses a focused strategy and engages in the active trading of equity securities, and that each Portfolio follows a growth-oriented philosophy. The Directors also considered the principal differences in investment strategies and techniques between the Alpha Growth Fund and the Small-Cap Growth Portfolio and noted that they employ certain differing investment strategies and techniques to achieve their goals, as discussed in more detail below. See “Summary—Investment Objectives and Principal Investment Strategies and Techniques.”

•	The possibility that the Combined Portfolio may achieve certain operating efficiencies and economies of scale from its larger net asset size.

•

The expectation that the gross and net operating expense ratios for Class A and Class C shares of the Combined Portfolio will be higher than the current gross and net operating expense ratios for Class A and Class C shares of the Small-Cap Growth Portfolio; that the gross and net operating expense ratios for Class A shares of the Combined Portfolio will be lower than the current gross and net operating expense ratios for Class B shares of the Small-Cap Growth Portfolio; and that the gross operating expense ratios for Class W shares of the Combined Portfolio will be lower than the current gross operating expense ratios for Class I shares of the Small-Cap Growth Portfolio, while the net operating expense ratios for Class W shares of the Combined Portfolio will be higher than the current net operating expense ratios for Class I shares of the Small-Cap Growth Portfolio. The Directors considered that the contractual expense caps for each class of the Alpha Growth Fund are the same as the contractual expense caps for the corresponding classes of the Small-Cap Growth Portfolio, pursuant to an Expense Limitation Agreement with SAAMCo and that Class B shareholders of the Small-Cap Growth Portfolio will have a lower contractual expense cap as Class A shareholders of the Alpha Growth Fund, while Class I shareholders of the Small-Cap Growth Portfolio will have a higher contractual expense cap as Class W shareholders of the Alpha Growth Fund. The Directors also considered that while the contractual management fee rate for the Alpha Growth Fund is higher than that of the Small-Cap Growth Portfolio, the Alpha Growth Fund is a sub-advised fund with SAAMCo overseeing multiple advisers. Accordingly, while SAAMCo receives a management fee of 1.00% of average daily net assets for the Alpha Growth Fund and 0.75% of average daily net assets for the Small-Cap Growth Portfolio, SAAMCo pays each of Marsico Capital Management, LLC (“Marsico”) and BAMCO, Inc. (“BAMCO”), with respect to the Alpha Growth Fund, a subadvisory fee equal to a percentage of the Fund’s average daily net assets. The advisory fee rate that SAAMCo retains with respect to the Alpha Growth Fund, which was 0.51% of average daily net assets for the fiscal year ended October 31, 2012, is less than the advisory fee rate it receives with respect to the Small-Cap Growth Portfolio.

•

The personnel of SAAMCo who will manage the Combined Portfolio. The Directors considered that SAAMCo will continue to serve as the investment adviser, and the current subadvisers of the Alpha Growth Fund will continue to serve as the subadvisers of the Combined Portfolio after the Reorganization. See “Comparison of the Portfolios—Management of the Portfolios.”

•

The relative performance histories of each Portfolio over different time periods compared with each other. While not predictive of future results, the Directors considered the fact that the Alpha Growth Fund has had better performance compared with the Small-Cap Growth Portfolio. The Directors also noted that the performance of the Alpha Growth Fund prior to January 23, 2012 is based on the performance of a predecessor, closed-end fund with lower operating expenses, and thus, the Alpha Growth Fund’s performance would have been lower if the higher operating expenses of this predecessor fund were reflected.

•

The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

•

The fact that the expenses incurred in connection with the preparation of this Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs (other than any transaction costs relating to the sale of the Small-Cap Growth Portfolio’s securities prior to and/or after the Reorganization), will be borne solely by SAAMCo or its affiliates, not by any Portfolio.

If the Reorganization is not approved by shareholders of the Small-Cap Growth Portfolio, the Board of Directors may consider other alternatives. If no such suitable alternatives can be found, the Board of Directors may consider the liquidation of the Small-Cap Growth Portfolio. Any such liquidation could be a taxable event for certain shareholders.

The Board of Directors unanimously recommends that you vote “For” the Reorganization relating to the Small-Cap Growth Portfolio.

Investment Objectives and Principal Investment Strategies and Techniques

Comparison of the Small-Cap Growth Portfolio and the Alpha Growth Fund

Investment Objectives. The investment goals of the Small-Cap Growth Portfolio and the Alpha Growth Fund are similar. The investment goal of the Small-Cap Growth Portfolio is long-term growth of capital. The investment goal of the Alpha Growth Fund is growth of capital. Each of the Small-Cap Growth Portfolio’s and the Alpha Growth Fund’s investment goal may be changed without shareholder approval. The Combined Portfolio will pursue the Alpha Growth Fund’s investment goal.

Principal Investment Strategies and Techniques. Each of the Small-Cap Growth Portfolio and the Alpha Growth Fund uses a focused strategy and follows a growth-oriented philosophy. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. A growth-oriented philosophy—that of investing in securities believed to offer the potential for growth of capital (in the case of the Alpha Growth Fund) or long-term growth of capital (in the case of the Small-Cap Growth Portfolio)—focuses on securities considered to have, in the case of the Alpha Growth Fund, among other factors, the potential for above-average earnings growth; in the case of the Small-Cap Growth Portfolio, a historical record of above-average earnings growth, significant growth potential for earnings growth, and above-average earnings growth or the ability to sustain earnings growth; and in the case of both Portfolios, the potential to offer proven or unique/unusual products or services or to operate in industries experiencing increasing demand.

The principal investment technique of the Small-Cap Growth Portfolio is active trading of equity securities of companies that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Small-Cap Growth Portfolio’s net assets plus any borrowing for investment purposes will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000® Growth Index. With respect to the Small-Cap Growth Portfolio, small-cap companies will generally include companies whose market capitalizations are equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. As of the most recent annual reconstitution on June 25, 2012, the market capitalization range of companies in the Russell 2000® Index was $0.10 billion to $2.61 billion, which range will vary daily. The Small-Cap Growth Portfolio will generally hold between 30 to 50 securities, although an adviser may, in its discretion, hold less than 30 securities. The adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Alpha Growth Fund is active trading of equity securities of large-, small- and mid-cap companies that offer the potential for growth of capital. The Alpha Growth Fund is managed by two subadvisers, one of which manages the large-cap portion of the Portfolio and the other which manages the small- and mid-cap portion of the Portfolio. The subadvisers will invest in companies primarily selected on the basis of company fundamentals, but may also consider macroeconomic and other factors. The Alpha Growth Fund will generally hold up to a total of 40 securities, including approximately 10 to 20 securities in the large-cap portion and approximately 20 securities in the small- and mid-cap portion of the Portfolio. Under normal market conditions, the securities in the large-cap portion of the Alpha Growth Fund will have a dollar-weighted average market capitalization of $13 billion or more and the securities in the small- and mid-cap portion of the Portfolio will have a dollar-weighted average market capitalization of less than $13 billion. The Alpha Growth Fund will invest approximately 65% of its assets in the large-cap portion of the Portfolio and 35% of its assets in the small- and mid-cap portion of the Portfolio. These percentages reflect the projected asset allocations under normal market conditions and may be rebalanced from time to time. Although the Alpha Growth Fund will invest primarily in U.S. markets, each subadviser may invest in foreign securities, including securities of companies in emerging markets.

Examples of when each Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new adviser is selected to manage the Portfolio or a portion of the Portfolio’s assets.

Foreign securities are a significant (non-principal) investment of the Small-Cap Growth Portfolio.

Each Portfolio may also invest in short-term investments, defensive instruments and options and futures as part of efficient portfolio management and to potentially produce some income. Each Portfolio may also make special situations investments for the same purposes.

Each Portfolio is also non-diversified.

Each Portfolio’s principal investment strategies and techniques may be changed without shareholder approval.

Comparison. The Alpha Growth Fund is managed by two subadvisers, one of which manages the large-cap portion of the Fund and the other which manages the small- and mid-cap portion of the Fund, and the Fund will generally hold up to a total of 40 securities, including approximately 10 to 20 securities in the large-cap portion and approximately 20 securities in the small- and mid-cap portion of the Fund. The Alpha Growth Fund will invest approximately 65% of its assets in large-cap companies and 35% of its assets in small- and mid-cap companies. In contrast, the Small-Cap Growth Portfolio is managed by SAAMCo, will generally hold between 30 to 50 securities and invests at least 80% of its assets in small-cap companies with characteristics similar to those contained in the Russell 2000® Growth Index.

While the Small-Cap Growth Portfolio and the Alpha Growth Fund have certain differences in strategies and techniques, the Portfolios pursue similar investment goals and utilize certain compatible investment strategies and techniques, most notably following a focused strategy and a growth-oriented philosophy. For a discussion of the principal and other investment risks associated with an investment in the Alpha Growth Fund and, therefore, the Combined Portfolio, please see “Comparison of the Portfolios—Principal and Other Investment Risks” below.

Fees and Expenses

If the Reorganization is approved and completed, holders of the Small-Cap Growth Portfolio Class A shares will receive Alpha Growth Fund Class A shares, holders of Small-Cap Growth Portfolio Class B shares will receive Alpha Growth Fund Class A shares, holders of Small-Cap Growth Portfolio Class C shares will receive Alpha Growth Fund Class C shares and holders of the Small-Cap Growth Portfolio Class I shares will receive Alpha Growth Fund Class W shares.

Fee Tables

The table below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios and the estimated pro forma fees and expenses attributable to each class of shares of the pro forma Combined Portfolio. The fees and expenses presented for the Small-Cap Growth Portfolio are based on the fiscal year ended October 31, 2012, and the fees and expenses for the Alpha Growth Fund and the pro forma Combined Portfolio are based on fees and expenses incurred during the 10-month fiscal period ended October 31, 2012 (annualized and, with respect to the Class A shares, adjusted, as applicable, assuming that the Alpha Growth

Fund operated as an open-end fund during the entire fiscal period), since the Fund commenced operations on January 23, 2012, and operated as a closed-end fund under a different cost structure prior to this date. Future fees and expenses may be greater or less than those indicated below.

	Actual			Actual
	Focused Small-Cap Growth Portfolio	SunAmerica Focused Alpha Growth Fund	Pro Forma Combined Portfolio	Focused Small-Cap Growth Portfolio	SunAmerica Focused Alpha Growth Fund	Pro Forma Combined Portfolio
	Class A	Class A	Class A	Class B	Class A	Class A
Shareholder Fees (fees paid directly from a shareholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	5.75%	5.75%	None	5.75%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)(1)	None	None	None	4.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
Redemption Fee	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None
Maximum Account Fee	None	None	None	None	None	None
Annual Portfolio Operating Expenses (expenses that a shareholder pays each year as a percentage of the value of its investment):
Management Fees	0.75%	1.00%	1.00%	0.75%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.35%	0.35%	0.35%	1.00%	0.35%	0.35%
Other Expenses	0.42%	0.38%	0.33%	0.54%	0.38%	0.33%

Total Annual Portfolio Operating Expenses before Fee Waiver and/or Expense Reimbursement/(Recoupment)	1.52%	1.73%	1.68%	2.29%	1.73%	1.68%

Fee Waiver and/or Expense Reimbursement/(Recoupment)(2)	—	0.01%	—	(0.01)%	0.01%	—
Total Annual Portfolio Operating Expense after Fee Waiver and/or Expense Reimbursement/(Recoupment)(3)	1.52%	1.72%	1.68%	2.30%	1.72%	1.68%

Footnotes begin on next page.

	Actual			Actual
	Focused Small-Cap Growth Portfolio	SunAmerica Focused Alpha Growth Fund	Pro Forma Combined Portfolio	Focused Small-Cap Growth Portfolio	SunAmerica Focused Alpha Growth Fund	Pro Forma Combined Portfolio
	Class C	Class C	Class C	Class I	Class W	Class W
Shareholder Fees (fees paid directly from a shareholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)(1)	1.00%	1.00%	1.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
Redemption Fee	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None
Maximum Account Fee	None	None	None	None	None	None
Annual Portfolio Operating Expenses (expenses that a shareholder pays each year as a percentage of the value of its investment):
Management Fees	0.75%	1.00%	1.00%	0.75%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%	None	None	None
Other Expenses	0.46%	0.60%	0.41%	3.22%	1.34%	0.90%

Total Annual Portfolio Operating Expenses before Fee Waiver and/or Expense Reimbursement/(Recoupment)	2.21%	2.60%	2.41%	3.97%	2.34%	1.90%

Fee Waiver and/or Expense Reimbursement/(Recoupment)(2)	—	0.23%	0.04%	2.64%	0.82%	0.38%

Total Annual Portfolio Operating Expense after Fee Waiver and/or Expense Reimbursement/(Recoupment)(3)	2.21%	2.37%	2.37%	1.33%	1.52%	1.52%

(1)	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase.
(2)	Any waivers or reimbursements made by SAAMCo with respect to each Portfolio are subject to recoupment from such Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with the expense caps in effect at the time the waivers and/or reimbursements occurred.
(3)	Pursuant to an Expense Limitation Agreement, SAAMCo is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 1.72%, 2.37%, 2.37% and 1.33% for Class A, Class B, Class C shares and Class I shares of the Small-Cap Growth Portfolio, respectively, and 1.72%, 2.37% and 1.52% for Class A, Class C and Class W shares of the Alpha Growth Fund and the pro forma Combined Portfolio, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees or expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors/Trustees, including a majority of the Independent Directors/Trustees.

EXAMPLES:

These examples are intended to help you compare the cost of investing in the relevant Portfolio with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the relevant Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the relevant Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
Small-Cap Growth Portfolio	$721	$1,028	$1,356	$2,283
Alpha Growth Fund	$740	$1,086	$1,455	$2,488
Pro Forma Combined Portfolio	$736	$1,074	$1,435	$2,448
Class B*
Small-Cap Growth Portfolio (Class B)	$633	$1,018	$1,430	$2,440
Alpha Growth Fund (Class A)	$740	$1,086	$1,455	$2,488
Pro Forma Combined Portfolio (Class A)**	$736	$1,074	$1,435	$2,448
Class C
Small-Cap Growth Portfolio	$324	$691	$1,185	$2,544
Alpha Growth Fund	$340	$739	$1,265	$2,706
Pro Forma Combined Portfolio	$340	$739	$1,265	$2,706
Class I
Small-Cap Growth Portfolio (Class I)	$135	$421	$729	$1,601
Alpha Growth Fund (Class W)	$155	$480	$829	$1,813
Pro Forma Combined Portfolio (Class W)	$155	$480	$829	$1,813

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
Small-Cap Growth Portfolio	$721	$1,028	$1,356	$2,283
Alpha Growth Fund	$740	$1,086	$1,455	$2,488
Pro Forma Combined Portfolio	$736	$1,074	$1,435	$2,448
Class B*
Small-Cap Growth Portfolio (Class B)	$233	$718	$1,230	$2,440
Alpha Growth Fund (Class A)	$740	$1,086	$1,455	$2,488
Pro Forma Combined Portfolio (Class A)**	$736	$1,074	$1,435	$2,448
Class C
Small-Cap Growth Portfolio	$224	$691	$1,185	$2,544
Alpha Growth Fund	$240	$739	$1,265	$2,706
Pro Forma Combined Portfolio	$240	$739	$1,265	$2,706
Class I
Small-Cap Growth Portfolio (Class I)	$135	$421	$729	$1,601
Alpha Growth Fund (Class W)	$155	$480	$829	$1,813
Pro Forma Combined Portfolio (Class W)	$155	$480	$829	$1,813

*	Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, the expense ratios used in the calculations for years 9 and 10 are the same for both Class A and Class B shares.
**	Class A shares of the Alpha Growth Fund received by Class B shareholders of the Small-Cap Growth Portfolio will not be subject to any CDSC upon redemption.

Federal Income Tax Consequences

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, neither the Small-Cap Growth Portfolio, the Alpha Growth Fund, nor their respective shareholders, will not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization. As a condition to the closing of the Reorganization, the Corporation, on behalf of the Small-Cap Growth Portfolio, and the Trust, on behalf of the Alpha Growth Fund, will receive an opinion from Paul Hastings LLP, special counsel to each Portfolio, to that effect. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

The portfolio managers of the Alpha Growth Fund anticipate requesting the disposition of a small portion of the Small-Cap Growth Portfolio’s portfolio holdings (approximately 5% to 10% as of February 28, 2013) before the closing of the Reorganization and all or substantially all of the remaining portfolio holdings following the closing of the Reorganization. For information about the anticipated transaction costs associated with the pre-Reorganization and post-Reorganization portfolio repositioning, see “Information about the Reorganization—Expenses of the Reorganization.”

The tax impact of any such sales will depend on the difference between the price at which such portfolio securities are sold and the Small-Cap Growth Portfolio’s tax basis in such securities. Any capital gains recognized in these sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of the Small-Cap Growth Portfolio, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Any capital gains recognized in these sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Combined Portfolio’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

At any time prior to the consummation of the Reorganization, a shareholder may redeem shares, likely resulting in recognition of a gain or loss to such shareholder for U.S. federal and state income tax purposes. For more information about the U.S. federal income tax consequences of the Reorganization, see “Information About the Reorganization—Material U.S. Federal Income Tax Consequences of the Reorganization.”

Purchase, Exchange, Redemption and Valuation of Shares

Procedures for the purchase, exchange, redemption and valuation of shares of the Small-Cap Growth Portfolio and the Alpha Growth Fund are identical.

COMPARISON OF THE PORTFOLIOS

Principal and Other Investment Risks

Small-Cap Growth Portfolio and Alpha Growth Fund

Because of their similar investment goals and compatible and similar investment strategies and techniques, the Small-Cap Growth Portfolio and the Alpha Growth Fund are subject to similar principal and non-principal investment risks associated with an investment in the relevant Portfolio although they are also subject to certain different risks. Some of the similarities and differences are described in the table below.

	Small-Cap Growth Portfolio	Alpha Growth Fund

Principal Risks	• Stock market volatility risk • Securities selection risk • Non-diversification risk • Small-market capitalization risk • Active trading risk

•       Stock market volatility risk

•       Securities selection risk

•       Non-diversification risk

•       Small- and mid-market

         capitalization risk

•       Active trading risk

•       Foreign exposure risk

•       Currency volatility risk

•       Emerging markets risk

	Small-Cap Growth Portfolio	Alpha Growth Fund
Non-Principal Risks	• Derivatives risk • Hedging risk • Affiliated fund rebalancing risk • Foreign exposure risk • Technology companies risk • Mid-market capitalization risk	• Derivatives risk • Hedging risk • Affiliated fund rebalancing risk

The following discussion describes the principal and certain other risks that may affect the Alpha Growth Fund and, therefore, the Combined Portfolio. You will find additional descriptions of specific risks in the Small-Cap Growth Portfolio Prospectus and the Alpha Growth Fund Prospectus, a copy of which accompanies this Combined Prospectus/Proxy Statement.

There can be no assurance that the Alpha Growth Fund’s investment goal will be met or that the net return on an investment in the Alpha Growth Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Alpha Growth Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Alpha Growth Fund will be able to achieve its investment goal. If the value of the assets of the Alpha Growth Fund goes down, you could lose money.

The following are the principal investment risks associated with the Alpha Growth Fund and, therefore, also with the Combined Portfolio:

Stock Market Volatility and Securities Selection Risk. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. Additionally, growth stocks can be volatile for several reasons. In particular, since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Growth stocks also normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Small- and Mid-Market Capitalization Risk. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading Risk. As part of the Portfolio’s principal investment technique, the Portfolio may engage in active trading of its portfolio securities. Because the Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio’s performance. During periods of increased market volatility, active trading may be more pronounced.

Foreign Exposure and Currency Volatility Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

Emerging Markets Risk. Emerging markets are riskier than developed markets and investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Non-Diversification Risk. The Portfolio is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Portfolio’s risk is increased because the effect of each stock on the Portfolio’s performance is greater.

The following are the non-principal investment risks associated with the Alpha Growth Fund and therefore, also with the Combined Portfolio:

Affiliated fund rebalancing. The Portfolio may be an investment options for other mutual funds for which SAAMCo serves as investment adviser that are managed as “fund of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Hedging Risk. Hedging is a strategy in which the portfolio manager uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or in exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Derivatives Risk. Derivatives, including options and futures, are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

Fundamental Investment Restrictions

Each of the Portfolios has similar investment restrictions (and exclusions). If the shareholders of the Small-Cap Growth Portfolio approve the Reorganization, SAAMCo will manage the Combined Portfolio pursuant to the investment restrictions of the Alpha Growth Fund. The complete list of the fundamental investment restrictions of the Small-Cap Growth Portfolio and the Alpha Growth Fund is set out in “Appendix A – Fundamental Investment Restrictions.”

Performance Information

The following Risk/Return Bar Charts and Tables illustrate the risks of investing in each Portfolio by showing changes in each Portfolio’s performance from calendar year to calendar year, and compares each Portfolio’s average annual returns to those of relevant indices used as a broad measure of market performance. Sales charges are not reflected in the Bar Charts but are reflected in the Tables. If these amounts were reflected in the Bar Charts, returns would be less than those shown. Past performance (before and after taxes) is not necessarily an indication of how each Portfolio will perform in the future. For more information concerning the performance of the Small-Cap Growth Portfolio, please refer to the Small-Cap Growth Portfolio Prospectus and the Annual Report to Shareholders of the Small-Cap Growth Portfolio for the fiscal year ended October 31, 2012 (the “Small-Cap Growth Portfolio Annual Report”). For more information concerning the performance of the Alpha Growth Fund, please refer to the Alpha Growth Fund Prospectus and the Alpha Growth Fund Annual Report. Updated information on each Portfolio’s performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

The Alpha Growth Fund acquired the assets and assumed the liabilities of the SunAmerica Focused Alpha Growth Fund, Inc. (the “Predecessor Fund”), a closed-end investment company also advised by SAAMCo, in a reorganization that occurred on January 23, 2012. Prior to such reorganization, the Alpha Growth Fund had no operating history and it therefore carried forward the performance and accounting history of the Predecessor Fund, which had a fiscal year end of December 31. Accordingly, the performance information in the Bar Chart and Table of the Alpha Growth Fund for periods prior to the reorganization is based on that of the Predecessor Fund. The Predecessor Fund’s operating expenses were lower than those of the Alpha Growth Fund. If the Alpha Growth Fund’s higher operating expenses were applied to the performance for the period prior to the reorganization, the performance quoted in the Bar Chart and Table would have been lower. In addition, the Predecessor Fund may have performed differently if it were an open-end fund since closed-end funds are generally not subject to the cash flow fluctuations of an open-end fund.

Calendar Year Total Returns, as of 12/31 each year for

Class A Shares of the Small-Cap Growth Portfolio

SMALL-CAP GROWTH PORTFOLIO (Class A)

Best Quarter: 23.16% (quarter ended June 30, 2003)

Worst Quarter: –25.73% (quarter ended September 30, 2011)

Year to Date Return as of March 31, 2013: 12.70%

Small-Cap Growth Portfolio

Average Annual Total Return

For The Calendar Year Ended December 31, 2012

	Average Annual Total Returns (as of the periods ended December 31, 2012)
	Past One Year	Past Five Years	Past Ten Years
Class A Shares	-3.94%	-3.55%	6.42%
Return After Taxes on Distributions	-3.94%	-4.25%	5.41%
Return After Taxes on Distributions and Sale of Portfolio Shares (1)	-2.56%	-3.35%	5.45%
Class B Shares	-2.93%	-3.48%	6.48%
Class C Shares	0.17%	-3.09%	6.32%
Class I Shares	2.11%	-2.25%	7.19%
Russell 2000® Growth Index (2)	14.59%	3.49%	9.80%

(1)	When the return after taxes on distributions and sale of Small-Cap Growth Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Small-Cap Growth Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.
(2)	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Calendar Year Total Returns, as of 12/31 each year for

Class A Shares of the Alpha Growth Fund

ALPHA GROWTH FUND (Class A)

Best Quarter: 18.80% (quarter ended March 31, 2012)

Worst Quarter: –22.43% (quarter ended December 31, 2008)

Year to Date Return as of March 31, 2013: 12.62%

Alpha Growth Fund

Average Annual Total Return

For The Calendar Year Ended December 31, 2012

Average Annual Total Returns (as of the periods ended December 31, 2012)

	One Year	Five Years	Since Inception (7/29/2005)
Class A Shares—Return Before Taxes	7.85%	2.06%	6.00%
Return After Taxes on Distributions	5.96%	1.54%	5.24%
Return After Taxes on Distributions and Sale of Portfolio Shares (1)	7.63%	1.70%	5.03%
Class C Shares—Return Before Taxes (2)	N/A	N/A	N/A
Class W Shares—Return Before Taxes (2)	N/A	N/A	N/A
Russell 3000® Growth Index (3)	15.21%	3.15%	5.07%

(1)	When the return after taxes on distributions and sale of Alpha Growth Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Alpha Growth Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
(2)	Performance for Class C and Class W shares of the Alpha Growth Fund is not shown because the classes had no operating history prior to January 23, 2012, and therefore, did not have a full year of performance history as of December 31, 2012.
(3)

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market. The Russell 3000® Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A; after-tax returns for other classes will vary.

Because the Combined Portfolio will most closely resemble the Alpha Growth Fund, the Alpha Growth Fund will be the accounting survivor of the Reorganization. The Combined Portfolio will also maintain the performance history of the Alpha Growth Fund at the closing of the Reorganization.

Management of the Portfolios

SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, currently serves as the investment adviser to the Small-Cap Growth Portfolio and the Alpha Growth Fund. SAAMCo provides various administrative services and supervises the daily business affairs of each Portfolio, and receives a management fee as compensation for its services. SAAMCo is a wholly-owned subsidiary of American General Life Insurance Company and an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). AIG, a Delaware corporation, is a holding company that through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the U.S. and abroad.

SAAMCo also selects subadvisers (“Subadvisers”) to manage the portion of the Portfolios, if any, not managed by SAAMCo. The Subadvisers are responsible for decisions to buy and sell securities, selection of broker-dealers and negotiation of commission rates for their respective portion of the relevant Portfolio. SAAMCo may terminate any agreement with any Subadviser without shareholder approval. Moreover, SAAMCo has received an exemptive order from the SEC that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Alpha Growth Fund, the Small-Cap Growth Portfolio and other open-end mutual funds advised by SAAMCo, with unaffiliated Subadvisers approved by the Board of Trustees or Board of Directors, as applicable, without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the applicable Board but without shareholder approval, to employ new unaffiliated Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing unaffiliated Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of a Portfolio have the right to terminate an agreement with Subadvisers for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The termination and subsequent replacement of a Subadviser can increase transaction costs and portfolio turnover rates, which may result in distributions of short-term capital gains and other tax consequences to shareholders. The order also permits a Portfolio to disclose the Subadvisers’ fees only in the aggregate for each Portfolio.

The Small-Cap Growth Portfolio has no subadviser. Andrew Sheridan is the portfolio manager of the Small-Cap Growth Portfolio and is primarily responsible for the day-to-day management of the Portfolio. Andrew Sheridan is a Portfolio Manager at SAAMCo and joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry. His analysis seeks out stocks offering potential growth at a reasonable price. Prior to joining SAAMCo, Mr. Sheridan worked in the research department at U.S. Trust and the market research division of Greenwich Associates. He received his BA from St. Lawrence University and his MBA from the Anderson School of Management at the University of California at Los Angeles.

The Small-Cap Growth Portfolio SAI provides additional information about the compensation of the Small-Cap Growth Portfolios’ portfolio manager, other accounts managed by such manager and such manager’s ownership of securities in the Small-Cap Growth Portfolio and other funds managed by SAAMCo.

The Alpha Growth Fund is currently subadvised by Marsico Capital Management, LLC (“Marsico”) and BAMCO, Inc. (“BAMCO”), a subsidiary of Baron Capital Group, Inc. Thomas F. Marsico, Chief Investment Officer of Marsico, is the portfolio manager for Marsico and is primarily responsible for the day-to-day management of the large-cap portion of the Alpha Growth Fund’s assets. Mr. Marsico has over 30 years of experience in the investment management field as a securities analyst and a portfolio manager. Ronald Baron, is the Founder, Chairman, Chief Executive Officer and Chief Investment Officer of Baron Capital Group, Inc. and its subsidiaries. Mr. Baron is the portfolio manager for BAMCO and is primarily responsible for the day-to-day management of the small- and mid-cap portion of the Alpha Growth Fund’s assets. Mr. Baron has managed money for others on a discretionary basis since 1975. In 1982, he established Baron Capital, Inc. and was the founding portfolio manager of several Baron Mutual Portfolios. Messrs. Marsico and Baron have served as portfolio managers of the Alpha Growth Fund since 2012 (and since the inception of the Predecessor Fund on July 29, 2005), will continue to serve as the Combined Portfolio’s portfolio managers and will continue to be primarily responsible for the day-to-day management of the large-cap portion and the small- and mid-cap portion of the Combined Portfolio, respectively, following the Reorganization.

The Alpha Growth Fund SAI, which is incorporated by reference into this Combined Prospectus/Proxy Statement, provides additional information about the compensation of the Alpha Growth Fund’s portfolio managers, other accounts managed by such managers, and such managers’ ownership of securities in the Alpha Growth Fund and other funds managed by SAAMCo.

Combined Portfolio. As discussed below under “Investment Advisory and Management Agreements,” following the Reorganization, SAAMCo will serve as investment adviser to the Combined Portfolio and Marsico and BAMCO will serve as Subadvisers to the Combined Portfolio. Messrs. Marsico and Baron will be the portfolio managers of the Combined Portfolio and will be primarily responsible for the day-to-day management of the large-cap portion and the small- and mid-cap portion of the Combined Portfolio, respectively. The exemptive order discussed above will continue to apply to the Combined Portfolio following the completion of the Reorganization. As a result, shareholder approval would not be required to employ a Subadviser for the Combined Portfolio, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing unaffiliated Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement.

Investment Advisory and Management Agreements

SAAMCo is the Small-Cap Growth Portfolio’s and the Alpha Growth Fund’s investment adviser and manages each Portfolio’s investments and its business operations subject to the oversight of the Board of Directors or Board of Trustees, as applicable. Pursuant to an Investment Advisory and Management Agreement between the Corporation, on behalf of the Small-Cap Growth Portfolio, and SAAMCo, and an Investment Advisory and Management Agreement between the Trust, on behalf of the Alpha Growth Fund, and SAAMCo (each, a “Management Agreement”), SAAMCo serves as investment adviser for, and selects and manages the investments of, each Portfolio and, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for each Portfolio. SAAMCo also provides various administrative services to each Portfolio.

Pursuant to each Management Agreement, SAAMCo receives for its services to the Small-Cap Growth Portfolio and Alpha Growth Fund monthly compensation at the annual rate of 0.75% and 1.00%, respectively, of the average daily net assets of the Portfolio. Payments to the Alpha Growth Fund’s subadvisers for their services are made by SAAMCo, not by the Portfolio. The terms of the Small-Cap Growth Portfolio’s and the Alpha Growth Fund’s Management Agreement are substantially similar, and the services provided to each Portfolio under its Management Agreement are identical.

In addition, through directed brokerage arrangements resulting from broker commission recapture, a portion of each Portfolio’s expenses were reduced for the fiscal year ended October 31, 2012. The “Other Expenses” for each Portfolio shown in the fee tables do not take into account this expense reduction and are, therefore, higher than the actual expenses of each Portfolio.

Pursuant to an Expense Limitation Agreement, SAAMCo is contractually obligated to waive its fees and/or reimburse expenses to the extent noted in the footnotes to the fee tables for the Portfolios. Any waivers or reimbursements with respect to a Portfolio are subject to recoupment within two years after the occurrence of such waiver and/or reimbursement, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with the expense caps in effect at the time the waiver and/or reimbursements occurred.

A discussion regarding the basis for the Board of Directors’ approval of the Small-Cap Growth Portfolio’s Management Agreement is available in the Small-Cap Growth Portfolio Annual Report. A discussion regarding the basis for the Board of Trustees’ approval of the Alpha Growth Fund’s Management Agreement is available in the Alpha Growth Fund’s Semi-Annual Report to Shareholders for the period ended April 30, 2012.

Combined Portfolio. If the shareholders of the Small-Cap Growth Portfolio approve the Reorganization, the Combined Portfolio will be managed by SAAMCo pursuant to the Alpha Growth Fund’s Management Agreement, as described above. As a result, following the Reorganization, shareholders of the Small-Cap Growth Portfolio will pay an advisory fee at a higher rate than they currently pay. It should be noted that SAAMCo compensates the subadvisers of the Alpha Growth Fund out of the advisory fee SAAMCo is paid by the Alpha Growth Fund, whereas SAAMCo retains the full amount of the advisory fee paid by the Small-Cap Growth Portfolio because the Small-Cap Growth Portfolio has no subadvisers. The advisory fee rate that SAAMCo retains with respect to the Alpha Growth Fund is less than the advisory fee rate it receives with respect to the Small-Cap Growth Portfolio. Other than the management fee, the terms of the Small-Cap Growth Portfolio’s Management Agreement are substantially similar to the terms of the Alpha Growth Fund’s Management Agreement, and the services provided to the Small-Cap Growth Portfolio under its Management Agreement are identical to the services provided to the Alpha Growth Fund under its Management Agreement.

Subadvisory Agreements

Alpha Growth Fund. As discussed above, SAAMCo has retained Marsico and BAMCO as Subadvisers to provide portfolio management services to the Alpha Growth Fund, pursuant to Subadvisory Agreements between SAAMCo and the respective Subadviser. SAAMCo pays each Subadviser a monthly fee equal to a percentage of the average daily net assets of the Alpha Growth Fund’s portfolio allocated to the Subadviser. The aggregate annual rates, as a percentage of daily net assets, of the fees payable by SAAMCo to the Subadvisers may vary according to the level of assets of the Alpha Growth Fund. The exemptive order discussed above permits the Alpha Growth Fund to disclose a Subadviser’s fees only in the aggregate for the Portfolio.

Combined Portfolio. If the shareholders of the Small-Cap Growth Portfolio approve the Reorganization, the Combined Portfolio will be subadvised by Marsico and BAMCO, pursuant to their respective Subadvisory Agreements with respect to the Alpha Growth Fund, as described above. As a result, following the Reorganization, Messrs. Marsico and Baron will continue to serve as the Combined Portfolio’s portfolio managers and will continue to be primarily responsible for the day-to-day management of the large-cap portion and the small- and mid-cap portion, respectively, of the Combined Portfolio following the Reorganization.

Service Agreements

SunAmerica Fund Services, Inc., an affiliate of SAAMCo, serves as each Portfolio’s servicing agent (the “Servicing Agent”) pursuant to service agreements entered into between the Servicing Agent and the Corporation, on behalf of the Small-Cap Growth Portfolio, and between the Servicing Agent and the Trust, on behalf of the Alpha Growth Fund (each, a “Service Agreement”). Under the terms of each Service Agreement, the Servicing Agent assists the Portfolio’s transfer agent in providing certain shareholder services. The Servicing Agent is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

Pursuant to the Service Agreements, the Servicing Agent is paid a monthly fee by each Portfolio for the Servicing Agent’s services at the annual rate of 0.22% of the average daily net assets of such Portfolio’s share classes; the Service Agreements also provide for reimbursement of the Servicing Agent’s costs, which include all direct transfer agency fees and out-of-pocket expenses.

Combined Portfolio. The Alpha Growth Fund’s Service Agreement will remain in place with respect to the Combined Portfolio following the Reorganization. As a result, following the Reorganization, shareholders of the Small-Cap Growth Portfolio will pay Servicing Agent fees at the same annual rate as they currently pay. The terms of the Small-Cap Growth Portfolio’s Service Agreement are substantially similar to the terms of the Alpha Growth Fund’s Service Agreement, and the services provided to the Small-Cap Growth Portfolio under its Service Agreement are identical to the services provided to the Alpha Growth Fund under its Service Agreement.

Other Service Providers

State Street Bank and Trust Co. (“State Street”), located at 1776 Heritage Drive, North Quincy, MA 02171, serves as custodian and as transfer agent for each Portfolio and in those capacities maintains certain financial and accounting books and records pursuant to separate agreements with each Portfolio. Transfer agent functions are performed for State Street by Boston Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5972, an affiliate of State Street. The Servicing Agent also assists State Street in connection with certain services offered to the shareholders of each of the Portfolios. PricewaterhouseCoopers LLP, located at 1201 Louisiana Street, Suite 2900, Houston, TX 77002-5678, serves as each Portfolio’s independent registered public accounting firm and in that capacity examines the annual financial statements of each Portfolio. The firm of Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, serves as legal counsel to each Portfolio.

Combined Portfolio. Following the Reorganizations, the Alpha Growth Fund’s current service providers will service the Combined Portfolio. Accordingly, the shareholders of the Small-Cap Growth Portfolio will experience no change in service providers following the Reorganization. Any changes in service providers thereafter are not expected to affect the nature or quality of services provided to the Combined Portfolio or its shareholders.

Distribution and Service Fees

The Corporation, on behalf of the Small-Cap Growth Portfolio, and the Trust, on behalf of the Alpha Growth Fund, have each entered into a distribution agreement (each, a “Distribution Agreement”) with SunAmerica Capital Services, Inc. (the “Distributor”), a registered broker-dealer and an indirect wholly-owned subsidiary of AIG, to act as the principal underwriter in connection with the continuous offering of each class of shares of each relevant Portfolio. The address of the Distributor is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. Each Distribution Agreement provides that the Distributor has the exclusive right to distribute shares of a Portfolio through its registered representatives and authorized broker-dealers. Each Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the incremental cost of printing prospectuses, annual reports and other periodic reports with respect to a Portfolio, for distribution to persons who are not shareholders of such Portfolio and the costs of preparing and distributing any other supplemental sales literature. However, certain promotional expenses may be borne by a Portfolio, as described below.

Continuance of a Distribution Agreement with respect to a Portfolio is subject to annual approval by the vote of the Board of Directors or Board of Trustees, as applicable, including a majority of the Independent Directors/Trustees. Each of the Corporation or the Trust, as applicable, and the Distributor has the right to terminate a Distribution Agreement with respect to a Portfolio on 60 days’ written notice, without penalty. Each Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company’s board of directors. Pursuant to this rule, the Board of Directors or Board of Trustees, as applicable, has adopted distribution plans for each Portfolio’s Class A, Class B and Class C shares, as applicable (hereinafter referred to as the “Class A Plans,” the “Class B Plans” and the “Class C Plans” and, collectively, the “Distribution Plans”). The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class. Reference is made to “Shareholder Account Information” in the Small-Cap Growth Portfolio Prospectus and the Alpha Growth Fund Prospectus for certain information with respect to the Distribution Plans.

Under each Class A Plan, the Distributor may receive payments from a Portfolio at an annual rate of 0.10% of the average daily net assets of such Portfolio’s Class A shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. Under each Class B Plan and Class C Plan, the Distributor may receive payments from a Portfolio at an annual rate of 0.75% of the average daily net assets of such Portfolio’s Class B or Class C shares, as applicable, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares.

The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under a Class A Plan, Class B Plan or Class C Plan will exceed the Distributor’s distribution costs as described above. In addition, the Portfolios’ Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor a monthly account maintenance fee at the annual rate of up to 0.25% of the average daily net assets attributable to such class of shares to compensate the Distributor and certain securities firms for account maintenance services.

Class I shares of the Small-Cap Growth Portfolio pay a service fee to the Distributor for providing shareholder services at a rate of 0.25% of average daily net assets. Class W shares of the Alpha Growth Fund pay a service fee to the Distributor for providing shareholder services at a rate of 0.15% of average daily net assets.

Combined Portfolio. Following the Reorganization, the Combined Portfolio will be subject to the Alpha Growth Fund’s Distribution Agreement and Distribution Plans. As described above, the Alpha Growth Fund’s Distribution Agreement has substantially similar terms to those of the Small-Cap Growth Portfolio’s Distribution Agreements, and the Alpha Growth Fund’s Class A Plan and Class C Plan have identical terms to the Small-Cap Growth Portfolio’s Class A Plan and Class C Plan. Class B shareholders of the Small-Cap Growth Portfolio will receive Class A shares of the Alpha Growth Fund in the Reorganization and such Class A shares will therefore be subject to the terms of the Class A Plan following the completion of the Reorganization. Class I shareholders of the Small-Cap Growth Portfolio will be subject to the shareholder service fee of the Class W shares of the Alpha Growth Fund.

Dividends and Distributions

The Portfolios generally distribute most or all of their net earnings in the form of dividends. Income dividends, if any, are paid annually by the Portfolios. Capital gains distributions, if any, are paid at least annually by the Portfolios. Each of the Portfolios reserves the right to declare and pay dividends less frequently than as disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

The policies with respect to payment of dividends and capital gains distributions of the Alpha Growth Fund will remain in place for the Combined Portfolio. Shareholders should refer to the Alpha Growth Fund Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) and the Small-Cap Growth Portfolio Prospectus for the policies with respect to payment of dividends and capital gains distributions under the heading “Shareholder Account Information.”

Purchase, Exchange, Redemption and Valuation of Shares

Procedures for the purchase, exchange, redemption and valuation of shares of the Small-Cap Growth Portfolio and the Alpha Growth Fund are identical. The Alpha Growth Fund’s procedures for the purchase, exchange, redemption and valuation of shares will remain in place for the Combined Portfolio. Shareholders should refer to the Alpha Growth Fund Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) and the Small-Cap Growth Portfolio Prospectus for the specific procedures applicable to purchases, exchanges and redemptions of shares under the heading “Shareholder Account Information.” In addition to the policies described therein, certain fees may be assessed in connection with the purchase, exchange and redemption of shares. See “Summary—Fees and Expenses” above.

Market Timing Trading Policies and Procedures

The market timing trading policies and procedures of the Small-Cap Growth Portfolio and the Alpha Growth Fund are identical, and such policies and procedures will remain in place for the Combined Portfolio. Shareholders should refer to the Alpha Growth Fund Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) and the Small-Cap Growth Portfolio Prospectus for the specific market timing trading policies and procedures under the heading “Shareholder Account Information—Market Timing Trading Policies and Procedures.”

FINANCIAL HIGHLIGHTS

Financial highlights tables for the Alpha Growth Fund may be found in the Alpha Growth Fund Prospectus, a copy of which accompanies this Combined Prospectus/Proxy Statement.

INFORMATION ABOUT THE REORGANIZATION

General

Under the Reorganization Agreement, the Small-Cap Growth Portfolio will transfer its assets to the Alpha Growth Fund in exchange for the assumption by the Alpha Growth Fund of the Small-Cap Growth Portfolio’s liabilities and Class A, Class C and Class W shares of the Alpha Growth Fund. For more details about the Reorganization Agreement, see Appendix B—“Form of Agreement and Plan of Reorganization.” The shares of the Alpha Growth Fund issued to the Small-Cap Growth Portfolio will have an aggregate NAV equal to the aggregate NAV of the Small-Cap Growth Portfolio’s shares outstanding immediately prior to the Reorganization. Upon receipt by the Small-Cap Growth Portfolio of the shares of the Alpha Growth Fund, the Small-Cap Growth Portfolio will distribute the shares to its shareholders. Then, as soon as practicable after the Closing Date (as defined in Appendix B), the Small-Cap Growth Portfolio will be terminated as a series of the Corporation under applicable state law.

The distribution of Alpha Growth Fund shares to the Small-Cap Growth Portfolio’s shareholders will be accomplished by opening new accounts on the books of the Alpha Growth Fund in the names of the Small-Cap Growth Portfolio shareholders and transferring to those shareholder accounts the shares of the Alpha Growth Fund. Such newly-opened accounts on the books of the Alpha Growth Fund will represent the respective pro rata number of shares of the corresponding class of shares of the Alpha Growth Fund that the Small-Cap Growth Portfolio receives under the terms of the Reorganization Agreement. See “Terms of the Reorganization Agreements” below.

Accordingly, as a result of the Reorganization, the Small-Cap Growth Portfolio shareholders will own the same class of shares of the Alpha Growth Fund, except that Class B shareholders of the Small-Cap Growth Portfolio will own Class A shares of the Alpha Growth Fund, and Class I shareholders of the Small-Cap Growth Portfolio will own Class W shares of the Alpha Growth Fund, in each case, having an aggregate NAV immediately after the Closing Date equal to the aggregate NAV of that shareholder’s Small-Cap Growth Portfolio shares immediately prior to the Closing Date. Since the Alpha Growth Fund does not offer Class B shares or Class I shares, SAAMCo has determined to offer Class A shares and Class W shares of the Alpha Growth Fund to holders of Class B shares and Class I shares of the Small-Cap Growth Portfolio, respectively, given the similar levels of service provided to these share classes. The Reorganization will not result in dilution of either Portfolio’s NAV. However, as a result of the Reorganization, a shareholder of the Small-Cap Growth Portfolio or the Alpha Growth Fund will hold a reduced percentage of ownership in the larger Combined Portfolio than the shareholder did in the applicable Portfolio.

No sales charge or fee of any kind will be assessed to the Small-Cap Growth Portfolio shareholders in connection with their receipt of shares of the Alpha Growth Fund in the Reorganization relating to their Portfolio, although shareholders who receive Class C shares in the Reorganization (and Class A shares subject to the contingent deferred sales charge (“CDSC”) for purchases of $1,000,000 or more) will continue to be subject to a CDSC if they sell such shares after the Reorganization but before the applicable holding period expires. The holding period with respect to any CDSC applicable to shares of the Alpha Growth Fund acquired in the Reorganization will be measured from the earlier of the time (i) the shares were purchased from the Small-Cap Growth Portfolio or (ii) the shares were purchased from any other funds distributed by the Distributor and subsequently were exchanged for shares of the Small-Cap Growth Portfolio. Redemptions made after the Reorganization may be subject to CDSCs, as described in the Alpha Growth Fund Prospectus; provided that Class A shares of the Alpha Growth Fund received by Class B shareholders of the Small-Cap Growth Portfolio will not be subject to any CDSC upon redemption.

Terms of the Reorganization Agreement

Pursuant to the Reorganization Agreement, the Alpha Growth Fund will acquire the assets of the Small-Cap Growth Portfolio on the Closing Date in consideration for the assumption of the Small-Cap Growth Portfolio’s liabilities and shares of the Alpha Growth Fund.

On the Closing Date, the Small-Cap Growth Portfolio will transfer to the Alpha Growth Fund its assets in exchange solely for Class A, Class C and Class W shares of the Alpha Growth Fund that are equal in value to the value of the net assets of the Small-Cap Growth Portfolio transferred to the Alpha Growth Fund as of the Closing Date, as determined in accordance with the Alpha Growth Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties, and the assumption by the Alpha Growth Fund of the liabilities of the Small-Cap Growth Portfolio. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the Small-Cap Growth Portfolio will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

The Small-Cap Growth Portfolio expects to distribute the shares of the Alpha Growth Fund to the shareholders of the Small-Cap Growth Portfolio promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Small-Cap Growth Portfolio will be redeemed in accordance with Maryland law and the charter of the Corporation. Thereafter, the Small-Cap Growth Portfolio will be terminated as a series of the Corporation under Maryland law.

The Small-Cap Growth Portfolio and the Alpha Growth Fund have made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the parties to the Reorganization Agreement are conditioned upon, among other things:

•	the approval of the Reorganization by the Small-Cap Growth Portfolio’s shareholders;

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the parties and performance of and compliance in all material respects with the parties’ agreements, obligations and covenants required by the Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of the Trust of which this Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the Small-Cap Growth Portfolio to distribute all of its undistributed net investment income and net capital gains; and

•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization.

The Reorganization Agreement may be terminated or amended by the mutual consent of the parties either before or after approval thereof by the shareholders of the Small-Cap Growth Portfolio.

The Board of Directors unanimously recommends that you vote to approve the Reorganization, as it believes the Reorganization is in the best interests of the Portfolio (as described more fully in “Reasons for the Reorganization” below) and that the interests of existing shareholders of the Portfolio will not be diluted as a result of consummation of the proposed Reorganization.

Reasons for the Reorganization

The Board of Directors evaluated the Reorganization and unanimously approved the Reorganization. The factors considered by the Board of Directors include, but are not limited to, the following:

•

That the investment goal of the Small-Cap Growth Portfolio and the Alpha Growth Fund are similar and certain investment strategies and techniques of the Small-Cap Growth Portfolio and the Alpha Growth Fund are similar and compatible while others are different. The Directors considered that each Portfolio uses a focused strategy and engages in the active trading of equity securities, and that each Portfolio follows a growth-oriented philosophy. The Directors also considered the principal differences in investment strategies and techniques between the Small-Cap Growth Portfolio and Alpha Growth Fund and noted that they employ certain differing investment strategies and techniques to achieve their goals. See “Summary—Investment Objectives and Principal Investment Strategies and Techniques.”

Shareholders of the Small-Cap Growth Portfolio will be invested in a Combined Portfolio with a similar investment goal and compatible investment strategies and techniques. The focused strategy and growth-oriented philosophy of the Combined Portfolio will remain comparable to that of the shareholders’ current investment. However, shareholders of the Small-Cap Growth Portfolio will be invested in, and will be subject to the risks associated with an investment in, a Portfolio that is managed by two subadvisers, instead of a Portfolio that is managed by SAAMCo, a Portfolio that invests approximately 65% of its assets in large-cap companies and 35% of its assets in small- and mid-cap companies, instead of a Portfolio that invests at least 80% of its net assets plus any borrowings for investment purposes in small-cap companies, and a Portfolio that will generally hold up to a total of 40 securities, including approximately 10 to 20 securities in the large-cap portion of the Portfolio and approximately 20 securities in the small- and mid-cap portion of the Portfolio, instead of a Portfolio that will generally hold between 30 to 50 securities.

The Small-Cap Growth Portfolio and the Alpha Growth Fund are each subject to similar principal and non-principal risks. For a discussion of the principal and other risks associated with an investment in the Alpha Growth Fund and, therefore, the Combined Portfolio, please see “Comparison of the Portfolios—Principal and Other Investment Risks.”

•	The possibility that the Combined Portfolio may achieve certain operating efficiencies from its larger net asset size.

The larger net asset size of the Combined Portfolio may permit the Combined Portfolio to achieve certain economies of scale as certain costs can be spread over a larger asset base. This potential benefit will largely depend on the growth of the Combined Portfolio and may not be achieved solely as a result of the Reorganization.

•	The expectation that the Combined Portfolio will have a projected total annual fund operating expense ratio higher or lower than that of the Small-Cap Growth Portfolio, depending on the class.

Following the Reorganization, Class A and Class C shareholders of the Small-Cap Growth Portfolio are expected to experience, in the Combined Portfolio, gross and net operating expense ratios that are higher than the current gross and net operating expense ratios, respectively, for Class A and Class C shares of the Small-Cap Growth Portfolio; Class B shareholders of the Small-Cap Growth Portfolio are expected to experience, in the Combined Portfolio, gross and net operating expense ratios that are lower than the current gross and net operating expense ratios, respectively, for Class B shares of the Small-Cap Growth Portfolio; and Class I shareholders of the Small-Cap Growth Portfolio are expected to experience in the Combined Portfolio, operating expense ratios before waivers and reimbursements that are lower than the current operating expense ratio before waivers and reimbursements for Class I shares of the Small-Cap Growth Portfolio and operating expense ratios after waivers and reimbursements that are higher than the current operating expense ratio after waivers and reimbursements for Class I shares of the Small-Cap Growth Portfolio. The Board also noted that the contractual expense caps for each class of the Alpha Growth Fund are the same as the contractual expense caps for the corresponding classes of the Small-Cap Growth Portfolio, pursuant to an Expense Limitation Agreement with SAAMCo and that Class B shareholders of the Small-Cap Growth Portfolio will have a lower contractual expense cap as Class A shareholders of the Alpha Growth Fund, while Class I shareholders of the Small-Cap Growth Portfolio will have a higher contractual expense cap as Class W shareholders of the Alpha Growth Fund. The Board also considered that while the contractual management fee rate for the Alpha Growth Fund is higher than that of the Small-Cap Growth Portfolio, the Alpha Growth Fund is a sub-advised fund with SAAMCo overseeing multiple advisers. Accordingly, while SAAMCo receives a management fee of 1.00% of average daily net assets for the Alpha Growth Fund and 0.75% of average daily net assets for the Small-Cap Growth Portfolio, SAAMCo pays each of Marsico and BAMCO, with respect to the Alpha Growth Fund, a subadvisory fee equal to a percentage of the Fund’s average daily net assets. The advisory fee rate that SAAMCo retains with respect to the Alpha Growth Fund is less than the advisory fee rate it receives with respect to the Small-Cap Growth Portfolio. See “Summary—Fees and Expenses” and “Investment Advisory and Management Agreements.”

•	The personnel who will manage the Combined Portfolio.

The Directors considered that SAAMCo will continue to serve as the investment adviser, and each of the current subadvisers to the Alpha Growth Fund will continue to serve as the subadvisers, of the Combined Portfolio after the Reorganization. See “Comparison of the Portfolios—Management of the Portfolios.”

•

The relative performance histories of the Small-Cap Growth Portfolio and the Alpha Growth Fund and the fact that the Alpha Growth Fund has had better performance compared with the Small-Cap Growth Portfolio.

While not predictive of future results, the Board of Directors reviewed the relative performance of the Small-Cap Growth Portfolio and the Alpha Growth Fund over different time periods compared with each other. The Directors noted that the current portfolio managers of the Alpha Growth Fund, who have managed the Alpha Growth Fund since 2012 (and since the inception of the Predecessor Fund on July 29, 2005), will continue to serve as the Combined Portfolio’s portfolio managers and will continue to be primarily responsible for the day-to-day management of the large-cap portion and the small- and mid-cap portion of the Combined Portfolio following the Reorganization. The Combined Portfolio will maintain the performance history of the Alpha Growth Fund at the closing of the Reorganization. The Directors also noted that the performance of the Alpha Growth Fund prior to January 23, 2012 is based on the performance of the Predecessor Fund. The Predecessor Fund’s operating expenses were lower than those of the Alpha Growth Fund, and thus, the Alpha Growth Fund’s performance would have been lower if the higher operating expenses of the Predecessor Fund were reflected.

•

The fact that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

The Reorganization contemplates a tax-free transfer of the assets of the Small-Cap Growth Portfolio in exchange for the assumption of the Small-Cap Growth Portfolio’s liabilities and shares of the Alpha Growth Fund. Shareholders will receive Alpha Growth Fund shares equivalent to the aggregate NAV of their Small-Cap Growth Portfolio shares and are expected to pay no federal income tax on the transaction.

•

The costs associated with the Reorganization will be borne solely by SAAMCo and its affiliates and will not be borne by shareholders (except that shareholders will pay any brokerage or trading expenses of securities sold prior to and immediately following the Reorganization).

Shareholders will not bear the costs associated with the Reorganization, including proxy solicitation expenses (except that shareholders will pay any brokerage or trading expenses of securities sold prior to and immediately following the Reorganization). Proxy solicitation expenses include legal fees, printing, packaging and postage—all of which will be covered by SAAMCo or its affiliates. Shareholders will not have to pay any sales charge on the Alpha Growth Fund shares received in the Reorganization relating to their Portfolio. For purposes of determining the application of any CDSC after the Reorganization, the holding period for their Small-Cap Growth Portfolio shares will carry over to the Alpha Growth Fund shares they receive in the Reorganization; provided that, Class A shares of the Alpha Growth Fund received by Class B shareholders of the Small-Cap Growth Portfolio will not be subject to any CDSC upon redemption. The Reorganization is expected to cause portfolio turnover and transaction expenses from the sale of Small-Cap Growth Portfolio securities prior to and/or immediately following the closing of the Reorganization, which will be incurred by the Small-Cap Growth Portfolio and the Combined Portfolio, respectively, and borne by each Portfolio’s shareholders; however, these costs are not expected to have a material impact on the Portfolios.

For these and other reasons, the Board of Directors concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Small-Cap Growth Portfolio and the interests of the Small-Cap Growth Portfolio’s existing shareholders will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken as a whole, though individual Directors may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Material U.S. Federal Income Tax Consequences of the Reorganizations

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations, possibly with retroactive effect. The discussion is limited to U.S. persons who hold shares of the Small-Cap Growth Portfolio as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders must consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of the Reorganization that the Corporation, on behalf of the Small-Cap Growth Portfolio, and the Trust, on behalf of the Alpha Growth Fund, receive an opinion from Paul Hastings LLP, special counsel to each Portfolio, dated as of the Closing Date, that the Reorganization will be a “tax-free reorganization” within the meaning of Section 368(a) of the Code and that the Small-Cap Growth Portfolio and the Alpha Growth Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(a) of the Code, the U.S. federal income tax consequences of the Reorganization can be summarized as follows:

•

No gain or loss will be recognized by the Small-Cap Growth Portfolio or by the Alpha Growth Fund upon the transfer of substantially all of the assets of the Small-Cap Growth Portfolio to the Alpha Growth Fund solely in exchange for the shares of the Alpha Growth Fund and the assumption by the Alpha Growth Fund of certain liabilities of the Small-Cap Growth Portfolio, or upon the distribution of the shares of the Alpha Growth Fund by the Small-Cap Growth Portfolio to its shareholders in the subsequent liquidation of the Small-Cap Growth Portfolio except for any gain or loss that may be required to be recognized solely as a result of the close of the Small-Cap Growth Portfolio’s taxable year due to the Reorganization.

•

No gain or loss will be recognized by a shareholder of the Small-Cap Growth Portfolio who exchanges all of his, her or its shares of the Small-Cap Growth Portfolio solely for the shares of the Alpha Growth Fund pursuant to the Reorganization.

•

The tax basis of the shares of the Alpha Growth Fund received by a shareholder of the Small-Cap Growth Portfolio pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the shares of the Small-Cap Growth Portfolio surrendered by such shareholder in exchange therefor.

•

The holding period of the shares of the Alpha Growth Fund received by a shareholder of the Small-Cap Growth Portfolio pursuant to the Reorganization (including any fractional share) will include the holding period of the shares of the Small-Cap Growth Portfolio surrendered in exchange therefor provided that the Small-Cap Growth Portfolio Shareholder held the Small-Cap Growth Portfolio shares as capital assets at the time of the Reorganization.

•

The Alpha Growth Fund’s tax basis in assets of the Small-Cap Growth Portfolio received by the Alpha Growth Fund pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Small-Cap Growth Portfolio immediately prior to the Reorganization, and the Alpha Growth Fund’s holding period for such assets will, in each instance, include the period during which the assets were held by the Small-Cap Growth Portfolio.

The opinion of Paul Hastings LLP relating to the Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering each opinion, Paul Hastings LLP will also rely upon certain representations of the management of the Alpha Growth Fund and the Small-Cap Growth Portfolio and customary assumptions, and will assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. Each opinion will not express an opinion as to the tax effects to the Small-Cap Growth Portfolio, the Alpha Growth Fund, or the respective shareholders of each from the marking to market of certain categories of assets as of the closing of the taxable year of the Small-Cap Growth Portfolio at the time of the Reorganization. An opinion of counsel is not binding on the IRS or any court.

The Alpha Growth Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 et. seq. of the Code, which are the same rules currently applicable to the Small-Cap Growth Portfolio and its shareholders.

Prior to the Closing Date, the Small-Cap Growth Portfolio will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date.

The portfolio managers of the Alpha Growth Fund anticipate requesting the disposition of a small portion of the Small-Cap Growth Portfolio’s portfolio holdings (approximately 5% to 10% as of February 28, 2013) before the closing of the Reorganization and all or substantially all of the remaining portfolio holdings following the closing of the Reorganization. SAAMCo has estimated that the brokerage commission and other transaction costs relating to the sale of the Small-Cap Growth Portfolio’s securities prior to and/or after the Reorganization will be approximately $4,067 and $44,351, respectively, or, based on shares outstanding as of October 31, 2012, $0.000 per share and $0.002 per share, respectively.

Whether substantially all of the Small-Cap Growth Portfolio’s portfolio holdings are sold will depend upon market conditions and portfolio composition of the Funds at the time of the Reorganization. If all such holdings were sold on February 28, 2013, the sales would result in a net capital gain position of $10,174,855 or $0.52 per share, assuming all Small-Cap Growth Portfolio shareholders as of February 28, 2013, elect to participate in the Reorganization and there is no attrition in the number of Alpha Growth Fund shareholders as of February 28, 2013. This amount does not take into account any available capital loss carryforwards and current year net realized capital gains or losses. Based on the net unrealized capital gain position of the Small-Cap Growth Portfolio as of February 28, 2013, including any available capital loss carryforwards, the anticipated sales of portfolio holdings following the closing of the Reorganization may result in the distribution of net capital gains to shareholders of the Combined Portfolio. The actual amount of capital gains or losses resulting from the sale of Small-Cap Growth Fund portfolio holdings will differ from the amounts stated above due to changes in market conditions, portfolio composition and market values at the time of sale.

The tax impact of any such sales will depend on the difference between the price at which such portfolio securities are sold and the Small-Cap Growth Portfolio’s tax basis in such securities. Any capital gains recognized in these sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of the Small-Cap Growth Portfolio, as the case may be, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Any capital gains recognized in these sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Combined Portfolio’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

As discussed above, based on the net unrealized capital gain position of the Small-Cap Growth Portfolio as of February 28, 2013, including any available capital loss carryforwards, the anticipated sales of portfolio holdings post-Reorganization may result in the distribution of net capital gains to shareholders of the Combined Portfolio. However, the actual amount of capital gains realized, if any, will ultimately depend on, among other things, changes in portfolio composition and market conditions at the time of the sales.

The Alpha Growth Fund will succeed to the capital loss carryforwards, if any, of the Small-Cap Growth Portfolio, but which will be subject to the limitations described below. The Small-Cap Growth Portfolio has capital loss carryforwards that, in the absence of the Reorganization, would generally be available to offset its capital gains. As a result of the Reorganization, however, the Small-Cap Growth Portfolio will undergo an “ownership change” for tax purposes (because the net asset value of the Small-Cap Growth Portfolio is smaller than the Alpha Growth Fund), and, accordingly, its capital loss carryforwards and certain built-in losses, if any, will be subject to the loss limitation rules of the Code. The Code limits the amount of pre-ownership change losses that may be used to offset post-ownership change gains to a specific annual loss limitation amount (generally, the product of the net asset value of the entity undergoing the ownership change and a rate established by the IRS). Subject to certain limitations, any unused portion of these losses may be available in subsequent years, subject to an overall eight-year capital loss carryforward limit for losses generated in taxable years beginning before December 31, 2010, as measured from the date of recognition.

In addition, for five years beginning after the Closing Date of the Reorganization, the Combined Portfolio will not be allowed to offset certain pre-Reorganization built-in gains attributable to one Portfolio with capital loss carryforwards and certain built-in losses attributable to another Portfolio. The Alpha Growth Fund had capital loss carryforwards of approximately $61,428,193 as of its last fiscal year end October 31, 2012, of which $60,769,959 will expire between 2015 and 2016 and $658,234 of unlimited losses which will be required to be utilized prior to any losses with an expiration date.1 The Small-Cap Growth Portfolio had capital loss carryforwards, as of its last fiscal year end October 31, 2012, of approximately $84,789,551.2 These capital loss carryforwards will expire between 2015 and 2016.

Shareholders of the Small-Cap Growth Portfolio may redeem their shares or exchange their shares for shares of certain other funds distributed by the Distributor at any time prior to the closing of the Reorganization. Redemptions and exchanges of shares generally are taxable transactions, unless the shareholder’s account is not subject to taxation, such as an individual retirement account or other tax-qualified retirement plan that does not use borrowed funds. Shareholders should consult with their own tax advisers regarding potential transactions.

Expenses of the Reorganizations

SAAMCo or its affiliates will pay the expenses incurred in connection with the preparation of this Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Small-Cap Growth Portfolio’s securities prior to and/or after the Reorganization as described in the Reorganization Agreement. SAAMCo has estimated that the brokerage commission and other transaction costs associated with the pre-Reorganization and post-Reorganization portfolio repositioning will be approximately $4,067 and $44,351, respectively, or $0.000 per share and $0.002 per share, respectively.

[1]	Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. federal income tax law. Therefore, it is possible that not all of the capital losses will be available for use. As a result of prior reorganizations, as of October 31, 2012, based on current tax law, the Alpha Growth Fund may have $39,616,979 of capital losses that will not be available for use.
[2]	Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. federal income tax law. Therefore, it is possible that not all of the capital losses will be available for use. As a result of prior reorganizations, as of October 31, 2012, based on current tax law, the Small-Cap Growth Portfolio may have $65,041,443 of capital losses that will not be available for use.

Expenses incurred in connection with the Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to each Portfolio’s Board, including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Proxy Statement; auditing fees associated with inclusion of each Portfolio’s financial statements in the Form N-14; proxy solicitation expenses; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization. The total expenses incurred in connection with the Reorganization are estimated to be approximately $161,000. None of the Portfolios will pay any expenses of shareholders arising out of or in connection with the Reorganization. All other expenses of each of the parties shall be paid by the applicable party.

Continuation of Shareholder Accounts and Plans; Share Certificates

If the Reorganization is approved, the Alpha Growth Fund will establish an account for the Small-Cap Growth Portfolio shareholders containing the appropriate number of shares of the Alpha Growth Fund. Shareholders of the Small-Cap Growth Portfolio who are accumulating Small-Cap Growth Portfolio shares under the dividend reinvestment plan, who are receiving payment under the systematic withdrawal plan, or who benefit from special sales programs with respect to Small-Cap Growth Portfolio shares will retain the same rights and privileges after the Reorganization relating to their Portfolio in connection with the shares of the Alpha Growth Fund received in the Reorganization through similar plans maintained by the Alpha Growth Fund.

It will not be necessary for shareholders of the Small-Cap Growth Portfolio to whom certificates have been issued to surrender their certificates. Upon the termination of the Small-Cap Growth Portfolio, such certificates will become null and void. Generally, no certificates for the Alpha Growth Fund will be issued.

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Paul Hastings LLP, special counsel to the Corporation in connection with the Reorganization, and certain legal matters concerning the issuance of shares of the Alpha Growth Fund will be passed on by Richards, Layton & Finger, P.A., as special Delaware counsel to the Alpha Growth Fund. Certain legal matters concerning the Reorganization will be passed on by Paul Hastings LLP, special counsel to the Corporation and the Alpha Growth Fund in connection with the Reorganization.

OTHER INFORMATION

Capitalization

The Small-Cap Growth Portfolio is divided into four classes of shares, designated as Class A, Class B, Class C and Class I. The Alpha Growth Fund is divided into three classes of shares, designated as Class A, Class C and Class W. The following table sets forth: (i) the unaudited capitalization of the Small-Cap Growth Portfolio as of October 31, 2012; (ii) the unaudited capitalization of the Alpha Growth Fund as of October 31, 2012; and (v) the unaudited pro forma combined capitalization of the Combined Portfolio based on the unaudited capitalization of the Small-Cap Growth Portfolio and the Alpha Growth Fund as of October 31, 2012. The capitalizations are likely to be different when the Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

Portfolio	Net Assets	Net Asset Value Per Share	Shares Outstanding
Small-Cap Growth Portfolio
Class A	$113,933,219	$12.29	9,273,535
Class B	7,078,885	10.47	676,331
Class C	14,211,113	10.45	1,360,101
Class I	311,083	12.67	24,549

Total	$135,534,300		11,334,516

Alpha Growth Fund
Class A	$249,508,225		$21.52	11,596,314
Class C	33,083,929		21.42	1,544,242
Class W	5,083,798		21.55	235,880

Total	$287,675,952			13,376,436

Pro Forma Adjustments(*)
Class A	$(3,835	)(A)		(3,650,485	)(B)
Class B	(238	)(A)		(676,331	)(B)
Class C	(479	)(A)		(696,673	)(B)
Class I	(10	)(A)		(10,114	)(B)

Total	$(4,562)			(5,033,603)

Pro Forma Combined Portfolio
Class A	$370,516,256		$21.52	17,219,364
Class C	47,294,563		21.42	2,207,670
Class W	5,394,871		21.55	250,315

Total	$423,205,690			19,677,349

(A)	To adjust for the remaining balances of any prepaid expenses of the Small-Cap Growth Portfolio to be expensed prior to the Reorganization.
(B)	To adjust for a tax-free exchange of Small-Cap Growth Portfolio shares of Alpha Growth Fund.
(*)	In the Reorganization, (i) holders of Class A shares and Class C shares of the Small-Cap Growth Fund will receive Class A shares and Class C shares of the Alpha Growth Fund, respectively, and (ii) holders of Class B shares of the Small-Cap Growth Fund will receive Class A shares of the Alpha Growth Fund and holders of Class I shares of the Small-Cap Growth Fund will receive Class W shares of the Alpha Growth Fund.

Shareholder Information

As of the Record Date, there were approximately 10,516,346 shares of the Small-Cap Growth Portfolio outstanding. As of such date, the Directors and officers of the Corporation as a group owned less than 1% of the shares of the Small-Cap Growth Portfolio. As of the Record Date, no person was known by the Small-Cap Growth Portfolio to own beneficially or of record 5% or more of any class of shares of the Small-Cap Growth Portfolio except as follows:

Name & Address	Class; Type of Ownership	% of Class	% of Portfolio	% of Combined Portfolio Post-closing
Small-Cap Growth Portfolio

SUNAMERICA FOCUSED MULTI-ASSET	Class A	31.42%	25.95%	10.57%
STRATEGY FUND
2929 ALLEN PKWY # A8-10
HOUSTON TX 77019-7100

SUNAMERICA FOCUSED BALANCED	Class A	7.36%	6.07%	2.47%
STRATEGY FUND
2929 ALLEN PKWY # A8-10
HOUSTON TX 77019-7100

PERSHING LLC	Class A	6.23%	5.14%	2.09%
1 PERSHING PLZ
JERSEY CITY NJ 07399-0002

VRSCO	Class I	45.68%	0.11%	0.04%
FBO AIGFSB [CUST] [TTEE] FBO
DOCTORS COMM HOSP 403B TSA
2929 ALLEN PKWY STE A6-20
HOUSTON TX 77019-7117

VRSCO	Class I	32.28%	0.07%	0.03%
FBO AIGFSB [CUST] [TTEE] FBO
CITY OF SHREVEPORT 457
2929 ALLEN PKWY STE A6-20
HOUSTON TX 77019-7117

VRSCO	Class I	9.55%	0.02%	0.01%
FBO AIGFSB [CUST] [TTEE] FBO
CITY OF BROCKTON 457B DEF COMP PLAN
2929 ALLEN PKWY STE A6-20
HOUSTON TX 77019-7117

VRSCO	Class I	5.74%	0.01%	0.01%
FBO AIGFSB [CUST] [TTEE] FBO
CITY OF FALL RIVER 457 DEF COMP PLN
2929 ALLEN PKWY STE A6-20
HOUSTON TX 77019-7117

UBS FINANCIAL SERVICES INC FBO	Class C	15.01%	1.70%	0.69%
UBS WM USA
OMNI ACCOUNT M/F
ATTN DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

PERSHING LLC	Class C	14.13%	1.60%	0.65%
1 PERSHING PLZ
JERSEY CITY NJ 07399-0002

MERRILL LYNCH, PIERCE, FENNER &	Class C	13.70%	1.55%	0.63%
SMITH, INC. FOR THE SOLE BENEFIT
OF ITS CUSTOMERS
ATTENTION: SERVICE TEAM SEC# 97MA2
4800 DEER LAKE DRIVE EAST 2ND FLOOR
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	Class C	7.69%	0.87%	0.35%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET ST
SAINT LOUIS MO 63103-2523

MORGAN STANLEY SMITH BARNEY	Class C	5.59%	0.63%	0.26%
HARBORSIDE FINANCIAL CENTER
PLAZA 2, 3RD FLOOR
JERSEY CITY NJ 07311

As of the Record Date, there were approximately 15,298,196 shares of the Alpha Growth Fund outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Alpha Growth Fund. As of the Record Date, no person was known by the Alpha Growth Fund to own beneficially or of record 5% or more of any class of shares of the Alpha Growth Fund except as follows:

Name & Address	Class; Type of Ownership	% of Class	% of Portfolio	% of Combined Portfolio Post-closing
Alpha Growth Fund

PERSHING LLC	Class A	16.12%	13.68%	8.10%
1 PERSHING PLZ
JERSEY CITY NJ 07399-0002

SUNAMERICA FOCUSED MULTI-ASSET	Class A	6.59%	5.60%	3.32%
STRATEGY FUND
ATTN GREG KINGSTON
2929 ALLEN PKWY # A8-10
HOUSTON TX 77019-7100

MERRILL LYNCH, PIERCE, FENNER &	Class A	6.19%	5.25%	3.11%
SMITH, INC. FOR THE SOLE BENEFIT
OF ITS CUSTOMERS
ATTENTION: SERVICE TEAM SEC# 97ME8
4800 DEER LAKE DRIVE EAST 2ND FLOOR
JACKSONVILLE FL 32246-6484

MORGAN STANLEY SMITH BARNERY	Class A	5.87%	4.98%	2.95%
HARBORSIDE FINANCIAL CENTER
PLAZA 2, 3RD FLOOR
JERSEY CITY NJ 07311

FIRST CLEARING LLC	Class A	5.51%	4.68%	2.77%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
SAINT LOUIS MO 63103-2523

PERSHING LLC	Class C	13.96%	1.61%	0.95%
1 PERSHING PLZ
JERSEY CITY NJ 07399-0002

FIRST CLEARING LLC	Class C	11.33%	1.31%	0.77%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
SAINT LOUIS MO 63103-2523

MERRILL LYNCH, PIERCE, FENNER &	Class C	11.13%	1.28%	0.76%
SMITH, INC. FOR THE SOLE BENEFIT
OF ITS CUSTOMERS
ATTENTION: SERVICE TEAM SEC# 97ME8
4800 DEER LAKE DRIVE EAST 2ND FLOOR
JACKSONVILLE FL 32246-6484

MORGAN STANLEY SMITH BARNEY	Class C	6.07%	0.70%	0.42%
HARBORSIDE FINANCIAL CENTER
PLAZA 2, 3RD FLOOR
JERSEY CITY NJ 07311

UBS FINANCIAL SERVICES INC FBO	Class C	5.46%	0.63%	0.37%
UBS WM USA
OMNI ACCOUNT M/F
ATTN DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

MERRILL LYNCH, PIERCE, FENNER &	Class W	66.17%	2.39%	1.41%
SMITH, INC. FOR THE SOLE BENEFIT
OF ITS CUSTOMERS
ATTENTION: SERVICE TEAM SEC# 97ME8
4800 DEER LAKE DRIVE EAST 2ND FLOOR
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	Class W	6.00%	0.22%	0.13%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER
2801 MARKET STREET
SAINT LOUIS MO 63103-2523

Shareholder Rights and Obligations

The Alpha Growth Fund is a series of the Trust. The Trust was formed on December 31, 2003, as a statutory trust under the laws of the State of Delaware. The Trust currently offers shares of six series, including the Alpha Growth Fund. Ownership of the Trust is represented by transferable shares of beneficial interest. The Declaration of Trust permits the Trustees of the Trust to issue an unlimited number of full and fractional shares of beneficial interest, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests of the Trust. The Alpha Growth Fund has three classes designated as Class A, Class C and Class W shares. In the future, the Trustees may authorize the creation of additional series of shares which may have fee structures different from existing classes and/or may be offered only to certain qualified investors so as to be able to offer to investors additional investment funds within the Trust that would operate independently from the Trust’s present portfolios, or to distinguish among shareholders, as may be necessary, to comply with future regulations or other unforeseen circumstances. Each class of shares of the Trust represents the interests of the shareholders of that series in a particular portfolio of Trust assets. The Trust will continue indefinitely until terminated.

The Small-Cap Growth Portfolio is a series of the Corporation. The Corporation is an open-end management investment company organized as a corporation under the laws of the State of Maryland on July 3, 1996. The total number of shares of common stock authorized under the Corporation’s charter is three billion (3,000,000,000) shares of common stock (par value $0.0001 per share), amounting in aggregate par value to three hundred thousand dollars ($300,000). The Small-Cap Growth Portfolio consists of 125,000,000 shares and is divided into four classes of shares, designated as Class A, Class B, Class C and Class I. The Small-Cap Growth Portfolio will continue indefinitely until terminated.

With respect to each Portfolio, shares of the same class within such Portfolio have equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Each Portfolio and class of shares within such Portfolio bears its own expenses related to its distribution of shares (and other expenses such as shareholder or administrative services).

On any matter submitted to a vote of the shareholders of a Portfolio, all shares of the Portfolio then entitled to vote are voted in the aggregate, and not by class, except (i) when the matter involves any action that the Trustees, with respect to the Alpha Growth Fund, or the Directors, with respect to the Small-Cap Growth Portfolio, have determined will affect only the interests of one or more classes (in which case only shareholders of the affected class or classes are entitled to vote), or (ii) as otherwise required by applicable law.

There are no preemptive rights in connection with shares of the Small-Cap Growth Portfolio or the Alpha Growth Fund. When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of the Alpha Growth Fund, issued in the connection with the Reorganizations), all shares are fully paid and non-assessable.

Comparison of Maryland Corporations and Delaware Statutory Trusts

Maryland Corporations

A fund, such as the Small-Cap Growth Portfolio, organized as a series of a Maryland corporation, such as the Corporation, is governed both by the Maryland General Corporation Law (the “MGCL”) and the corporation’s charter and bylaws. Some of the key provisions of the MGCL and the Corporation’s charter (the “Charter”) and bylaws (the “Bylaws”) are summarized below.

Shareholder Meetings; Election and Removal of Directors

Maryland law does not require a corporation registered as an open-end investment company to hold annual meetings in any year that the election of directors is not required under the 1940 Act. Shareholders of a Maryland corporation generally are entitled to elect and remove directors. The Corporation’s Bylaws do not require an annual meeting of shareholders, but the Board of Directors may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act. Also, the Board is required to call a special meeting of shareholders if so requested in writing by the holders of record of 25% or more of the outstanding shares entitled to vote.

All Portfolios of shares will vote with respect to certain matters, such as election of Directors. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being elected, while the holders of the remaining shares would be unable to elect any Directors. The Directors serve for an indefinite period of time until the next annual meeting of stockholders and have the power to alter the number of Directors, and appoint their own successors, provided that at all times at least a majority of the Directors have been elected by shareholders. However, a Director may be removed by the action of the shareholders of record of a majority or more of the outstanding shares. When all Portfolios are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a Portfolio’s policies, only shareholders of the Portfolios affected by the matter may be entitled to vote.

Liability and Indemnification of Directors

With respect to directors, the MGCL provides that a director who has met his or her standard of conduct has no liability by reason of being or having been a director. The Corporation’s Charter provides that, to the maximum extent permitted by Maryland law, the Directors will not be liable to the Corporation or the Small-Cap Growth Portfolio or its shareholders for money damages.

The MGCL permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The MGCL requires a corporation (unless its charter provides otherwise, which the Corporation’s Charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made a party by reason of his or her service in that capacity. The MGCL permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that personal benefit was improperly received, unless in either case a court orders indemnification and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director upon the corporation’s receipt of (a) a written affirmation by the director of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met. The Corporation’s Charter and Bylaws obligate the Corporation, to the maximum extent permitted by Maryland law, to indemnify any present or former Director or any individual who, while a Director of the Corporation and at the request of the Corporation, serves or has served another corporation or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former Director of the Corporation and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. Nothing in the Charter or Bylaws protects a Director against any liability to the Corporation, the Small-Cap Growth Portfolio, or their respective shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Shareholder Liability

Under Maryland law, shareholders of a corporation generally are not personally liable for debts or obligations of a corporation. Accordingly, the Corporation’s charter contains no explicit provision for shareholder indemnification.

Delaware Statutory Trusts

As a result of the Reorganizations, the shareholders of the Small-Cap Growth Portfolio will become shareholders of a series of a Delaware statutory trust. A fund organized as a series of a Delaware statutory trust, such as the Alpha Growth Fund, is governed both by the Delaware Statutory Trust Act (the “Delaware Act”) and the trust’s declaration of trust or similar instrument; for the Alpha Growth Fund, it is the Trust’s Declaration of Trust (“Declaration”) and By-laws. As is common for Delaware statutory trusts organized as registered investment companies, internal governance matters of the Alpha Growth Fund are generally a function of the terms of the Declaration and the By-laws. The Alpha Growth Fund has taken advantage of the flexibility of the Delaware Act, which generally defers to the terms of a Delaware statutory trust’s governing instrument with respect to internal affairs.

Shareholder Meetings; Election and Removal of Trustees

A Delaware statutory trust is not required to hold shareholder meetings or get shareholder approval for certain actions unless the declaration of trust requires it. Although the Trust need not hold annual meetings of shareholders, the Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act, the Declaration of Trust or upon any other matter as to which such vote or authority is deemed by the Trustees to be necessary or desirable. Also, a shareholders’ meeting must be called, if so requested in writing by the holders of record of 10% or more of the outstanding shares of the Trust entitled to vote at such meeting subject to the conditions set forth in the By-laws.

The Trustees have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Trustees, and appoint their own successors, provided that at all times at least a majority of the Trustees have been elected by shareholders. In the event that less than the majority of the Trustees holding office have been elected by the Shareholders, the Trustees then in office must call a Shareholders’ meeting for the election of Trustees. All series of shares will vote with respect to certain matters, such as election of Trustees. When electing Trustees, the voting rights of shareholders are not cumulative. Trustees are elected by a plurality of votes, which means that the nominees for Trustee receiving the greatest number of votes (up to the number of Trustees to be elected) will be duly elected as Trustees. In addition, the Trustees may be removed by the action of the holders of record of two-thirds or more of the outstanding shares. When not all series of shares are affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in the Portfolio’s policies, only shareholders of the series affected by the matter may be entitled to vote.

Liability and Indemnification of Trustees

The Delaware Act permits a Delaware statutory trust to limit or eliminate a trustee’s personal liability for breach of contract or breach of duties to the statutory trust or to a shareholder of the statutory trust in the declaration of trust, subject to certain exceptions. The 1940 Act currently provides that no officer or director shall be protected from liability to the Trust or shareholders for misfeasance, bad faith, gross negligence, or reckless disregard of the duties of office. The Declaration provides that no Trustee, officer, employee or agent of the Trust is liable to the Trust or to any shareholder, except as such liability may arise from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Declaration also provides that all third persons shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Trust. The Delaware Act and the Declaration provide that a trustee when acting in such capacity shall not be personally liable to any person other than the Trust or a beneficial owner.

Shareholder Liability

Under the Delaware Act, unless the governing instrument provides otherwise, shareholders of a statutory trust have the same limitation of personal liability as extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. The Declaration provides that shareholders are not personally liable for the acts or obligations of the Trust or its applicable series, and requires the Trust or such series to indemnify shareholders against liability arising solely from the shareholder’s ownership of shares in the Trust. The Declaration also provides that neither the Trust nor the Alpha Growth Fund will be responsible for satisfying any obligation arising from such a claim that has been settled by the shareholder without the prior written notice to, and consent of, the Trust.

The foregoing is only a summary of certain rights of shareholders under the organizational documents governing each Portfolio and under applicable state law, and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

Shareholder Proposals

Each of the Small-Cap Growth Portfolio and the Alpha Growth Fund does not hold regular annual meetings of shareholders in any year in which the 1940 Act does not require shareholders to act upon any of the following matters: (i) election of Directors; (ii) approval of a management agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants. Neither the Small-Cap Growth Portfolio (in the event the Reorganization relating to the Portfolio is not completed), nor the Alpha Growth Fund, intends to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act. Shareholders who would like to submit proposals for consideration at future shareholder meetings of either the Small-Cap Growth Portfolio or the Alpha Growth Fund should send written proposals to Gregory N. Bressler, Secretary, Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the applicable Portfolio within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

Solicitation of Proxies

Solicitations of proxies are being made on behalf of the Small-Cap Growth Portfolio and the Board of Directors primarily by the mailing of the Notice and this Combined Prospectus/Proxy Statement with its enclosures on or about May [            ], 2013. Small-Cap Growth Portfolio shareholders whose shares are held by nominees such as brokers can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of the Small-Cap Growth Portfolio and its affiliates as well as dealers or their representatives may, without additional compensation, solicit proxies in person or by mail, telephone, facsimile or oral communication. The Small-Cap Growth Portfolio has retained Boston Financial Data Services, Inc. (“BFDS”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. Small-Cap Growth Portfolio shareholders may receive a telephone call from BFDS asking them to vote. The proxy solicitation expenses in connection with the Reorganizations are estimated to be approximately $39,000, all of which will be borne solely by SAAMCo and its affiliates.

Brokerage firms and others will be reimbursed for their expenses in forwarding solicitation material to the beneficial owners of shares of the Small-Cap Growth Portfolio. Representatives of SAAMCo and its affiliates and other representatives of the Small-Cap Growth Portfolios may also solicit proxies. Questions about the proposal should be directed to SAAMCo by telephone at (800) 858-8850 or by mail at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992.

VOTING INFORMATION AND REQUIREMENTS

General

This Combined Prospectus/Proxy Statement is furnished in connection with the proposed Reorganization of the Small-Cap Growth Portfolio into the Alpha Growth Fund and the solicitation of proxies by and on behalf of the Board of Directors for use at the Special Meeting. The Special Meeting will be held on Thursday, June 20, 2013 at 10:00 a.m., Eastern time, at the offices of SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, or at such later time as is made necessary by any postponement or adjournment.

As of the Record Date, the Small-Cap Growth Portfolio had the following number of shares outstanding:

Share Class	Number of Shares
A	8,683,908
B	618,599
C	1,189,576
I	24,262

Only shareholders of record on April 19, 2013 will be entitled to notice of, and to vote at, the Special Meeting. Each share is entitled to one vote, with fractional shares voting proportionally.

Shareholder Approval

The Board of Directors, a majority of whom are Independent Directors, has unanimously approved the Reorganization. As a result, and pursuant to the Corporation’s Charter, the transactions contemplated by the Reorganization Agreement require the affirmative vote of the holders of a majority of the outstanding voting securities of the Small-Cap Growth Portfolio, as defined under the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of all classes of the Small-Cap Growth Portfolio present or represented by proxy at the Special Meeting, voting together as a single class, if holders of more than 50% of the outstanding shares of all classes, taken as a single class, are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of all classes of the Small-Cap Growth Portfolio, voting together as a single class. If the required shareholder vote for the proposed Reorganization is not obtained, the Board of Directors may consider other alternatives. If no such suitable alternatives can be found, the Board of Directors may consider the liquidation of the Small-Cap Growth Portfolio. Any such liquidation could be a taxable event for certain shareholders. The Board of Directors has fixed the close of business on April 19, 2013 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting.

If a proxy authorization (“Proxy”) is properly given in time for a vote at the Special Meeting (either by returning the paper Proxy card or by submitting a Proxy by telephone or over the Internet), the shares of the Small-Cap Growth Portfolio represented thereby will be voted at the Special Meeting in accordance with the shareholder’s instructions. The Proxy grants discretion to the persons named therein, as proxies, to take such further action as they may determine appropriate in connection with any other matter, which may properly come before the Special Meeting, or any postponements or adjournments thereof. Under Maryland law, other than procedural matters relating to the proposal to approve the Reorganization, no matter may be considered at the Special Meeting other than the matter set forth in the Notice of Special Meeting of Shareholders.

A majority of the outstanding shares of the Small-Cap Growth Portfolio entitled to vote on a proposal must be present in person or by proxy to have a quorum to conduct business at the Special Meeting.

The chairman of the meeting or the persons named as proxies may, whether or not a quorum is present, propose one or more adjournments of the Special Meeting on behalf of the Small-Cap Growth Portfolio without further notice to permit further solicitation of Proxies. If a shareholder vote is called and a quorum is not present, any such adjournment will require the affirmative vote of the holders of a majority of the shares of the Small-Cap Growth Portfolio present in person or by proxy and entitled to vote at the session of the Special Meeting to be adjourned or postponed; if a quorum is present, any such adjournment will require the affirmative vote of the holders of a majority of votes cast. Those proxies that are instructed to vote in favor of the Reorganization will vote in favor of any such adjournment, and those proxies that are instructed to vote against the Reorganization, will vote against any such adjournment, as applicable.

All properly executed Proxies received prior to the Special Meeting will be voted in accordance with the instructions marked thereon or otherwise as provided therein. For purposes of determining the presence of a quorum for transacting business at the Special Meeting and determining whether sufficient votes have been received for approval of any proposal to be acted upon at the Special

Meeting, abstentions will be treated as shares that are present at the Special Meeting and entitled to vote on the matter, but that have not been voted. Unless instructions to the contrary are marked, properly executed Proxies will be voted “For” the approval of the proposed Reorganization. Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners votes on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) will be counted as present for purposes of a quorum but would have the same effect as votes “Against” the approval of the proposed Reorganization.

The Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio, each a series of the Corporation (each, a “Focused Strategy Portfolio” and collectively, the “Focused Strategy Portfolios”), are each fund-of-funds advised by SAAMCo that own shares of the Small-Cap Growth Portfolio as of the record date in the amounts set out in the table below. Each Focused Strategy Portfolio will vote any Small-Cap Growth Portfolio shares that it owns in the same proportion as the votes cast by other shareholders of the Small-Cap Growth Portfolio (not including the other Portfolios).

Portfolio	Amount of Small-Cap Growth Portfolio Shares Owned	Percentage of Small-Cap Growth Portfolio Shares Owned
Focused Balanced Strategy Portfolio	638,801	6.07%
Focused Multi-Asset Strategy Portfolio	2,728,648	25.95%

Manner of Voting

Small-Cap Growth Portfolio shareholders may vote by appearing in person at the Special Meeting, or may authorize proxies by returning the enclosed Proxy card or via telephone or the Internet using the instructions provided on the enclosed Proxy card. Any shareholder who has given a Proxy, whether in written form, by telephone or over the Internet, may revoke it at any time prior to its exercise by submitting a subsequent written, telephonic or electronic proxy, by giving written notice of revocation to the Secretary of the Corporation, or by voting in person at the Special Meeting.

By Mail. To authorize your proxies by mail, you should date and sign the Proxy card included with this Combined Prospectus/Proxy Statement, indicate your vote on the proposal, and return the form in the envelope provided.

By Telephone. There are two convenient methods to authorize your proxies by telephone. If available for your account, a toll-free telephone number will be printed on your Proxy card. Prior to calling, you should read this Combined Prospectus/Proxy Statement and have your Proxy card at hand. (Please note, however, that telephone authorization may not be available to shareholders whose shares are held by a broker or other intermediary on the shareholder’s behalf.)

First, you may use the automated touch-tone voting method by calling the toll-free number provided on the Proxy card. At the prompt, follow the menu.

Second, a separate toll-free number is provided on the Proxy card for shareholders who wish to speak to a telephone representative directly and give verbal instructions. The telephone representative will assist the shareholder with the voting process. The representative will not be able to assist a shareholder with information that is not contained in this Combined Prospectus/Proxy Statement, and the representative will not make recommendations on how to vote on the proposal.

A written confirmation of your telephone instructions will be mailed within 72 hours. You should immediately call 1-855-200-1226 toll-free if no confirmation is received or if your instructions have not been properly reflected.

By Internet. To authorize your proxies over the Internet, please log on to the website listed on your Proxy card and click on the proxy voting button. Prior to logging on, you should read this Combined Prospectus/Proxy Statement and have your Proxy card at hand. After logging on, follow the instructions on the screen. If you receive more than one Proxy card, you may vote them during the same session. (Please note, however, that Internet authorization may not be available to shareholders whose shares are held by a broker or other intermediary on the shareholder’s behalf.)

Additional Information. Shareholders authorizing their Proxies by telephone or over the Internet need not return their Proxy card by mail.

A person submitting voting instructions by telephone or over the Internet is deemed to represent that he or she is authorized to vote on behalf of all owners of the account, including spouses or other joint owners. By using the telephone or the Internet to submit voting instructions, the shareholder is authorizing BFDS, a proxy solicitation firm, and its agents, to execute a Proxy to vote the shareholder’s shares at the Special Meeting as the shareholder has indicated.

The Small-Cap Growth Portfolio believes that the procedures for authorizing the execution of a Proxy by telephone or over the Internet set forth above are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately recorded.

You are requested to fill in, sign and return the enclosed Proxy card promptly even if you expect to be present in person at the meeting since you can always reverse your vote at the Special Meeting and unexpected circumstances might prevent you from attending. No postage is necessary if mailed in the United States.

May [            ], 2013

Appendix A

Fundamental Investment Restrictions

Small-Cap Growth Portfolio

The Small-Cap Growth Portfolio is subject to a number of investment restrictions that are fundamental policies and may not be changed without the approval of the holders of a majority of the Portfolio’s outstanding voting securities. A “majority of the outstanding voting securities” of the Small-Cap Growth Portfolio for this purpose means the lesser of: (i) 67% of the shares of the Portfolio represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply to the Small-Cap Growth Portfolio on an individual basis, and apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions.

Under these restrictions, the Small-Cap Growth Portfolio (unless otherwise indicated) may not:

1. Invest more than 25% of the Portfolio’s total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration.

2. Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, that deal in real estate or interests therein); provided that the Portfolio may hold or sell real estate acquired as a result of the ownership of securities.

3. Purchase or sell commodities or commodity contracts, except to the extent that the Portfolio may do so in accordance with applicable law and the Prospectus and SAI, as they may be amended from time to time, and without registering as a commodity pool operator under the CEA. The Portfolio may engage in transactions in put and call options on securities, indices and currencies, spread transactions, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest rate, mortgage and currency swaps and interest rate floors and caps and may purchase hybrid instruments.

4. Make loans to others except for: (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the lending of its portfolio securities; and (d) as otherwise permitted by exemptive order of the SEC.

5. Borrow money, except that: (i) the Portfolio may borrow in amounts up to 33 1/3% of its total assets for temporary or emergency purposes, (ii) the Portfolio may borrow for investment purposes to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets), and (iii) the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. This policy shall not prohibit the Portfolio from engaging in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectus and SAI, as they may be amended from time to time.

6. Issue senior securities as defined in the 1940 Act, except that the Portfolio may enter into repurchase agreements, reverse repurchase agreements, dollar rolls, lend its portfolio securities and borrow money, as described above, and engage in similar investment strategies described in the Prospectus and SAI, as they may be amended from time to time.

7. Engage in underwriting of securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities of the Portfolio.

Alpha Growth Fund

The Alpha Growth Fund is subject to a number of investment restrictions that are fundamental policies and may not be changed without the approval of the holders of a majority of the Alpha Growth Fund’s outstanding voting securities. A “majority of the outstanding voting securities” of the Alpha Growth Fund for this purpose means the lesser of (i) 67% of the shares of the Portfolio represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions.

Under the following fundamental restrictions the Alpha Growth Fund may not:

1. issue senior securities or borrow money or pledge its assets, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

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2. concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. buy or sell commodities or commodity contracts or real estate or interests in real estate, except, in each case, as permitted under the 1940 Act, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time;

4. act as underwriter except to the extent that, in connection with the disposition of securities, it may be deemed to be an underwriter under certain federal securities laws; and

5. make loans except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

For purposes of fundamental restriction 1 above, this restriction shall not be deemed to prohibit the Alpha Growth Fund from engaging in reverse repurchase agreements and from making other investments or engaging in other transactions which may involve a borrowing, as long as such investments and/or transactions comply with the 1940 Act and applicable SEC guidance or other applicable regulatory authority. For purposes of fundamental restriction 5 above, this restriction shall not be deemed to prohibit the Alpha Growth Fund from (a) purchasing debt securities, (b) entering into repurchase agreements, and (c) lending its portfolio securities, each in accordance with the Alpha Growth Fund’s investment policies set forth in the Alpha Growth Fund Prospectus and the Alpha Growth Fund SAI.

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Appendix B

Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [    ] day of [            ], 2013, by and between SunAmerica Specialty Series, a Delaware statutory trust (the “Acquiring Company”), on behalf of the SunAmerica Focused Alpha Growth Fund, a series of the Acquiring Company (the “Acquiring Portfolio”), and SunAmerica Series, Inc., a Maryland corporation (the “Target Company”), on behalf of the Focused Small-Cap Growth Portfolio, a series of the Target Company (the “Target Portfolio,” and together with the Acquiring Portfolio, the “Portfolios”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Target Portfolio to the Acquiring Portfolio in exchange for Class A, Class C and Class W shares of the Acquiring Portfolio (“Acquiring Portfolio Shares”); (ii) the assumption by the Acquiring Portfolio of the Assumed Liabilities (as defined in paragraph 1.3) of the Target Portfolio; (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of the Acquiring Portfolio Shares to the shareholders of the Target Portfolio; and (iv) the complete liquidation of the Target Portfolio, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, each of the Acquiring Company and the Target Company is an open-end, registered management investment company within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Target Portfolio owns securities that are assets of the character in which the Acquiring Portfolio is permitted to invest;

WHEREAS, each of the Acquiring Portfolio and the Target Portfolio is treated properly as a “regulated investment company” under Subchapter M of the Code;

WHEREAS, the Acquiring Company, on behalf of the Acquiring Portfolio, is authorized to issue its shares of beneficial interest;

WHEREAS, the Board of Trustees of the Acquiring Company has determined that the Reorganization is in the best interests of the Acquiring Portfolio and that the interests of the existing shareholders of the Acquiring Portfolio will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Directors of the Target Company has determined that the Reorganization is in the best interests of the Target Portfolio, the interests of the existing shareholders of the Target Portfolio will not be diluted as a result of the Reorganization and the Reorganization is advisable, and has directed that the Reorganization be submitted for consideration at a special meeting of the Target Portfolio Shareholders (as defined in paragraph 1.5).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE 1

TRANSFER OF ASSETS OF THE TARGET PORTFOLIO IN EXCHANGE FOR ACQUIRING PORTFOLIO SHARES AND THE ASSUMPTION OF THE TARGET PORTFOLIO’S LIABILITIES AND LIQUIDATION OF THE TARGET PORTFOLIO

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Company, on behalf of the Target Portfolio, agrees to convey, transfer and deliver the assets of the Target Portfolio described in paragraph 1.2 to the Acquiring Portfolio free and clear of all liens, encumbrances and claims whatsoever. In exchange, the Acquiring Company, on behalf of the Acquiring Portfolio, agrees: (a) to deliver to the Target Portfolio the number of full and fractional shares of each corresponding class of the Acquiring Portfolio, determined by dividing: (i) the aggregate value of the Target Portfolio’s assets, net of liabilities of the Target Portfolio, attributable to each share class of the Target Portfolio (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Acquiring Portfolio Share of the corresponding class (as set forth below) computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the liabilities of the Target Portfolio as described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

The classes of shares of the Acquiring Portfolio correspond to the classes of shares of the Target Portfolio as follows: Class A shares of the Acquiring Portfolio correspond to Class A shares of the Target Portfolio; Class A shares of the Acquiring Portfolio correspond to Class B shares of the Target Portfolio; Class C shares of the Acquiring Portfolio correspond to Class C shares of the Target Portfolio; and Class W shares of the Acquiring Portfolio correspond to Class I shares of the Target Portfolio.

1.2 ASSETS TO BE ACQUIRED. The assets of the Target Portfolio to be acquired by the Acquiring Portfolio shall consist of all property owned by the Target Portfolio, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Target Portfolio, any deferred or prepaid expenses shown as an asset on the books of the Target Portfolio on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.3 and other than the Target Portfolio’s rights under this Agreement (the “Assets”).

The Target Portfolio will, within 7 days prior to the Closing Date, furnish the Acquiring Portfolio with a list of the Target Portfolio’s portfolio securities and other investments. The Acquiring Portfolio will, within 3 days prior to the Closing Date, furnish the Target Portfolio with a list of the securities and other instruments, if any, on the Target Portfolio’s list referred to above that do not conform to the Acquiring Portfolio’s investment objectives, policies and restrictions. If requested by the Acquiring Portfolio, the Target Portfolio will dispose of securities and other instruments on the Acquiring Portfolio’s list before the Closing Date. In addition, if it is determined that the portfolios of the Target Portfolio and the Acquiring Portfolio when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Portfolio with respect to such investments, the Target Portfolio, if requested by the Acquiring Portfolio, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. After the Target Portfolio furnishes the Acquiring Portfolio with the list described above, the Target Portfolio will not, without the prior approval of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). Notwithstanding the foregoing, nothing herein will permit or require the Target Portfolio to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Board of Directors of the Target Company or SunAmerica Asset Management Corp., each Fund’s investment adviser (the “Adviser”), such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Target Portfolio.

1.3 LIABILITIES TO BE ASSUMED. The Target Portfolio will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Portfolio shall assume all liabilities of, allocated or attributable to, the Target Portfolio, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured except for all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set for in Rev. Rul. 73-54, 1973-1 C.B. 187) borne by the Adviser pursuant to Article IX (the “Assumed Liabilities”).

1.4 STATE FILINGS. Prior to the Closing Date, (i) the Target Company, on behalf of the Target Portfolio, shall make any filings with the State of Delaware that are required under the laws of the State of Delaware to be made prior to the Closing Date, and (ii) the Acquiring Company, on behalf of the Acquiring Portfolio, shall make any filings with the State of Delaware that are required under the laws of the State of Delaware to be made prior to the Closing Date.

1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, the Target Portfolio will distribute in complete liquidation of the Target Portfolio, pro rata to its shareholders of record, determined as of the close of business on the business day immediately preceding the Closing Date (the “Target Portfolio Shareholders”), all of the Acquiring Portfolio Shares received by the Target Portfolio. Upon completion of the distribution of all of the Acquiring Portfolio Shares in accordance with the prior sentence, the Target Portfolio will thereupon proceed to liquidate and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of the Acquiring Company of Acquiring Portfolio Shares credited to the account of the Target Portfolio to open accounts on the share records of the Acquiring Portfolio in the name of the Target Portfolio Shareholders, and representing the respective pro rata number of each class of Acquiring Portfolio Shares due to Target Portfolio Shareholders holding the corresponding class of the Target Portfolio’s shares. All issued and outstanding shares of the Target Portfolio will, simultaneously with the liquidation, be redeemed and cancelled on the books of the Target Portfolio and will be null and void. The Acquiring Company shall not issue certificates representing Acquiring Portfolio Shares in connection with such transfer.

1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Portfolio Shares in a name other than the registered holder of the Target Portfolio shares on the books of the Target Company as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Portfolio Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Portfolio, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Portfolio, or the Target Company on behalf of the Target Portfolio. The Acquiring Company shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

1.9 TERMINATION. The Target Portfolio shall be terminated as a series of the Target Company promptly after having made all distributions made pursuant to paragraph 1.5, in accordance with the laws of the State of Maryland and the federal securities laws.

1.10 BOOKS AND RECORDS. Immediately after the Closing Date, the share transfer books relating to the Target Portfolio shall be closed and no transfer of shares shall thereafter be made on such books. All books and records relating to the Target Portfolio, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Portfolio, shall be made available to the Acquiring Portfolio from and after the Closing Date at the Acquiring Portfolio’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.11 ACTION BY THE TARGET COMPANY AND THE ACQUIRING COMPANY. The Target Company shall take all actions expressed herein as being the obligations of Target Portfolio or the Target Company, on behalf of the Target Portfolio, as applicable. The Acquiring Company shall take all actions expressed herein as being the obligations of the Acquiring Portfolio or the Acquiring Company, on behalf of the Acquiring Portfolio, as applicable.

ARTICLE 2

VALUATION

2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Portfolio hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to section 7.3, using the Acquiring Company’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of each class of the Acquiring Portfolio Shares shall be the net asset value per share for that class computed at the Valuation Time, using the Acquiring Company’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

ARTICLE 3

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur on [            ], 2013, or such other date and time as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately prior to the commencement of business on the Closing Date. The Closing shall be held at the offices of the Adviser, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Target Portfolio shall instruct its custodian, State Street Bank and Trust Company (“SSB&T” or the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to the Acquiring Portfolio on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Portfolio. The Target Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Acquiring Portfolio, SSB&T, for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Target Portfolio as of the Closing Date for the account of the Acquiring Portfolio, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Portfolio’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Target Portfolio shall be transferred and delivered by the Target Portfolio as of the Closing Date for the account of the Acquiring Portfolio.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the business day immediately preceding the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Portfolio or the Target Portfolio are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Target Portfolio is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. The Target Portfolio shall instruct its transfer agent, SSB&T, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Portfolio Shareholders as of the Closing Date, and the number and percentage ownership (to four decimal places) of each outstanding class of shares of the Target Portfolio owned by each Target Portfolio Shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Acquiring Portfolio Shares to be credited on the Closing Date to the Target Portfolio, or provide evidence reasonably satisfactory to the Target Portfolio that such Acquiring Portfolio Shares have been credited to the relevant Target Portfolio’s account on the books of the Acquiring Portfolio.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6 FAILURE TO DELIVER ASSETS. If the Target Portfolio is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Portfolio’s custodian of any of the Assets of the Target Portfolio for the reason that any of such Assets have not yet been delivered to it by the Target Portfolio’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Portfolio shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Portfolio or its custodian, including brokers’ confirmation slips.

ARTICLE 4

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TARGET COMPANY AND THE TARGET PORTFOLIO. The Target Company, on behalf of the Target Portfolio, represents and warrants to the Acquiring Portfolio as follows:

(a) The Target Company is a corporation that is duly organized, validly existing and in good standing under laws of the State of Maryland. The Target Portfolio is a duly established, separate series of the Target Company. The Target Company is duly authorized to transact business in the State of Maryland and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Portfolio. The Target Company, on behalf of the Target Portfolio, has all material federal, state and local authorizations necessary to own all of the properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Portfolio.

(b) The Target Company is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Target Company is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Portfolio.

(c) The Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement contained therein as so amended or supplemented (the “N-14 Registration Statement”), as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Target Company and the Target Portfolio, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Target Company and the Target Portfolio, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Target Company with respect to itself and the Target Portfolio for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Target Portfolio’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Target Portfolio is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Target Company, on behalf of the Target Portfolio, will not result in the violation of Maryland law or any provision of the Target Company’s charter or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Target Company (with respect to the Target Portfolio) or the Target Portfolio is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Target Company, on behalf of the Target Portfolio, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Company (with respect to the Target Portfolio) or the Target Portfolio is a party or by which it is bound.

(f) The Target Company, on behalf of the Target Portfolio, has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or that are Assumed Liabilities.

(g) No litigation, claims, actions, suits, proceeding or investigation by or before any court or governmental body is pending or to the Target Company’s knowledge threatened against the Target Portfolio or any of its properties or Assets which, if adversely determined, would materially and adversely affect the Target Company or the Target Portfolio’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Target Portfolio to carry out the transactions contemplated by this Agreement. The Target Portfolio knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of the Target Portfolio as of October 31, 2012, the most recent fiscal year ended, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by PricewaterhouseCoopers LLP, and such statements (true and complete copies of which have been furnished to the Acquiring Portfolio) fairly reflect in all material respects the financial condition and the results of operations of the Target Portfolio as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Portfolio whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of the Target Portfolio as reflected in the audited financial statements for the fiscal year ended October 31, 2012, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Portfolio shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Portfolio’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Portfolio (other than changes occurring in the ordinary course of business), or any incurrence by the Target Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Portfolio. For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Target Portfolio due to declines in the value of the Target Portfolio’s Assets, the discharge of the Target Portfolio’s liabilities or the redemption of the Target Portfolio’s shares by a Target Portfolio’s Shareholders shall not constitute a material adverse change.

(j) Since October 31, 2012, there has not been: (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Target Portfolio other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of the Target Portfolio granted by or on behalf of the Target Portfolio to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for the Target Portfolio; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of the Target Portfolio, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Portfolio for borrowed money or any commitment to borrow money by or on behalf of the Target Portfolio; and (v) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Portfolio other than a lien for taxes not yet due and payable. Since [            ], there has not been any amendment of the Target Company’s organizational documents in a manner materially affecting the Target Portfolio.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Portfolio required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Target Portfolio’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(l) The Target Company has authorized shares of common stock allocated to the Target Portfolio consisting of 125,000,000 shares having a par value of $0.0001 per share, of which it is authorized to issue [            ] shares of each of Class A, Class B, Class C and Class I for the Target Portfolio. All issued and outstanding shares of common stock of the Target Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended (the “1933 Act”), or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of the Target Portfolio will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Target Portfolio’s transfer agent as provided in paragraph 3.4. The Target Portfolio has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Portfolio shares and has no outstanding securities convertible into any Target Portfolio shares.

(m) At the Closing Date, the Target Company, on behalf of the Target Portfolio, will have good and marketable title to the Assets to be transferred to the Acquiring Portfolio pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Portfolio has received notice and which have been taken into account in the net asset valuation of the Target Portfolio, and, upon delivery of the Assets and the filing of any documents that may be required under Maryland state law, the Acquiring Portfolio will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Portfolio.

(n) Subject to the approval of this Agreement by the Target Portfolio Shareholders, the Target Company, on behalf of the Target Portfolio, has the power to enter into this Agreement and to consummate the transactions contemplated herein. Subject to the approval of this Agreement by the Target Portfolio Shareholders, the execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Directors of the Target Company. Subject to the approval of this Agreement by the Target Portfolio Shareholders, this Agreement constitutes a valid and binding obligation of the Target Company and the Target Portfolio, enforceable in accordance with its terms and no other corporate action or proceedings by the Target Portfolio are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Target Portfolio for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(p) The Target Portfolio is a separate series of the Target Company that is treated as a corporation separate from any and all other series of the Target Company under section 851(g) of the Code. For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Portfolio has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be such, has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under section 103 of the Code over (y) its deductions disallowed under sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryforward) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current tax year as ending on the Closing Date) the Target Portfolio will not have any tax liability under section 852 or section 4982.

(q) Except for the N-14 Registration Statement and the approval of this Agreement by the Target Portfolio Shareholders, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Target Company, on behalf of the Target Portfolio, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the Target Portfolio Shareholders as described in paragraph 4.1(r) is required for the consummation by the Target Company, on behalf of the Target Portfolio, of the transactions contemplated by this Agreement.

(r) The Target Portfolio has called a special meeting of the Target Portfolio Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than [            ], 2013 (or such other date as the parties may agree to in writing).

(s) The approval of the Reorganization requires the affirmative vote of the shareholders of the Target Portfolio representing a majority of its outstanding voting securities (as defined in the 1940 Act), voting together as a single class. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of all classes of the Target Portfolio present or represented by proxy at the meeting, voting together as a single class, if holders of more than 50% of the outstanding shares of all classes, taken as a single class, are present or represented by proxy at the meeting; or (ii) more than 50% of the total number of outstanding shares of all classes of the Target Portfolio, voting together as a single class. Such vote is the only vote of shareholders necessary to approve this Agreement on behalf of the Target Portfolio.

4.2 REPRESENTATIONS OF THE ACQUIRING COMPANY AND THE ACQUIRING PORTFOLIO. The Acquiring Company, on behalf of the Acquiring Portfolio, represents and warrants to the Target Portfolio, as follows:

(a) The Acquiring Company is a statutory trust organized under the laws of the State of Delaware, and its Declaration of Trust has been duly filed in the office of the Secretary of State thereof. The Acquiring Portfolio is a duly established, separate series of the Acquiring Company. The Acquiring Company is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Portfolio. The Acquiring Company, on behalf of the Acquiring Portfolio, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Portfolio.

(b) The Acquiring Company is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Company is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Portfolio.

(c) The N-14 Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Acquiring Company and the Acquiring Portfolio, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Acquiring Company and the Acquiring Portfolio, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Target Company and the Target Portfolio furnished to the Acquiring Portfolio by the Target Company or the Target Portfolio. From the effective date of the N-14 Registration Statement through the time of the meeting of the Target Portfolio Shareholders and on the Closing Date, any written information furnished by the Acquiring Company with respect to itself and the Acquiring Portfolio for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Acquiring Portfolio’s current prospectus and statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Acquiring Portfolio is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Acquiring Company, on behalf of the Acquiring Portfolio, will not result in the violation of Delaware law or any provision of the Acquiring Company’s Declaration of Trust, as amended, or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Acquiring Company (with respect to the Acquiring Portfolio) or the Acquiring Portfolio is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Company, on behalf of the Acquiring Portfolio, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company (with respect to the Acquiring Portfolio) or the Acquiring Portfolio is a party or by which it is bound.

(f) No litigation, claims, actions, suits proceeding or investigation by or before any court or governmental body is pending or to the Acquiring Company’s knowledge threatened against the Acquiring Portfolio or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Acquiring Company or the Acquiring Portfolio’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Portfolio to carry out the transactions contemplated by this Agreement. The Acquiring Portfolio knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The audited financial statements of the Acquiring Portfolio as of October 31, 2012, the most recent fiscal year ended, have been prepared in accordance with GAAP consistently applied and have been audited by PricewaterhouseCoopers LLP, and such statements (true and complete copies of which have been furnished to the Target Portfolio) fairly reflect in all material respects the financial condition and the results of operations of the Acquiring Portfolio as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Portfolio whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(h) There have been no changes in the financial position of the Acquiring Portfolio as reflected in the audited financial statements for the fiscal year ended October 31, 2012, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Portfolio shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Portfolio (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Target Portfolio. For the purposes of this paragraph 4.2(h), a decline in the net asset value of the Acquiring Portfolio due to declines in the value of Acquiring Portfolio’s assets, the discharge of the Acquiring Portfolio’s liabilities or the redemption of Acquiring Portfolio shares by Acquiring Portfolio shareholders shall not constitute a material adverse change.

(i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Portfolio required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Portfolio’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(j) The Acquiring Company has authorized shares of beneficial interest allocated to the Acquiring Portfolio consisting of an unlimited number of shares of which it is authorized to issue an unlimited number of shares of Class A, Class C and Class W for the Acquiring Portfolio. All issued and outstanding shares of beneficial interest of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Portfolio has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Portfolio’s shares and has no outstanding securities convertible into any of the Acquiring Portfolio’s shares.

(k) The Acquiring Company, on behalf of the Acquiring Portfolio, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Acquiring Company. This Agreement constitutes a valid and binding obligation of the Acquiring Company and the Acquiring Portfolio, enforceable in accordance with its terms and no other corporate action or proceedings by the Acquiring Portfolio are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(l) The Acquiring Portfolio Shares to be issued and delivered to the Target Portfolio for the account of the Target Portfolio Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Portfolio Shares will be duly and validly issued and will be fully paid and nonassessable.

(m) The information to be furnished by the Acquiring Portfolio for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(n) The Acquiring Portfolio is a separate series of the Acquiring Company that is treated as a corporation separate from any and all other series of the Acquiring Company under section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under section 852 of the Code, and will have distributed (or for that year will distribute pursuant to the provisions of section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryforward) for taxable years ending with or prior to the Closing Date such that for all those years the Acquiring Portfolio will have no tax liability under section 852 or section 4982.

(o) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Acquiring Company, on behalf of the Acquiring Portfolio, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of the Target Portfolio as described in paragraph 4.1(r) is required for the consummation by the Acquiring Company, on behalf of the Acquiring Portfolio, of the transactions contemplated by this Agreement.

ARTICLE 5

COVENANTS OF THE ACQUIRING COMPANY, THE ACQUIRING PORTFOLIO, THE TARGET COMPANY AND THE TARGET PORTFOLIO

5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.3, each of the Acquiring Portfolio and the Target Portfolio will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 STATEMENT OF ASSETS AND LIABILITIES. The Target Portfolio will prepare and deliver to the Acquiring Portfolio on the second business day prior to the Closing Date a statement of the assets and liabilities of the Target Portfolio as of such date for review and agreement by the parties to determine that the Assets and Assumed Liabilities of the Target Portfolio are being correctly determined in accordance with the terms of this Agreement. The Target Portfolio will deliver at the Closing (1) an updated statement of Assets and Assumed Liabilities of the Target Portfolio and (2) a list of the Target Portfolio’s portfolio securities showing the tax costs of each of its Assets by lot and the holding periods of such Assets, each of (1) and (2) as of the Closing Date, and certified by the Treasurer of the Target Company.

5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Target Portfolio shall make available to the Acquiring Company’s officers and agents, on behalf of the Acquiring Portfolio, all books and records of the Target Portfolio.

5.4 ADDITIONAL INFORMATION. The Target Company and the Target Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Target Portfolio’s shares.

5.5 CONTRACT TERMINATION. The Target Company, on behalf of the Target Portfolio, will terminate all agreements to which it is a party, on behalf of the Target Portfolio (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Assumed Liabilities.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Company, on behalf of the Acquiring Portfolio, and the Target Company, on behalf of the Target Portfolio, will each take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Target Company, on behalf of the Target Portfolio, covenants that it will, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Portfolio may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Portfolio’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within thirty (30) days after the Closing Date, the Target Company, on behalf of the Target Portfolio, shall furnish to the Acquiring Portfolio, in such form as is reasonably satisfactory to the Acquiring Portfolio, a statement of the earnings and profits of the Target Portfolio for federal income tax purposes, as well as any capital loss carryforwards and items that the Acquiring Portfolio will succeed to and take into account as a result of section 381 of the Code, and which will be certified by the Treasurer of the Target Company.

5.8 UNAUDITED FINANCIAL STATEMENTS. The Target Company, on behalf of the Target Portfolio, shall furnish to the Acquiring Portfolio, within five (5) business days after the Closing Date, an unaudited statement of the Target Portfolio’s assets and liabilities, portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position of the Target Portfolio as of the date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with generally accepted accounting principles applied on a consistent basis and such financial statements shall be certified by the Treasurer of the Target Company as complying with the requirements hereof.

5.9 PREPARATION OF N-14 REGISTRATION STATEMENT. The Acquiring Company, on behalf of the Acquiring Portfolio, will prepare and file with the Commission the N-14 Registration Statement relating to the Acquiring Portfolio Shares to be issued to the Target Portfolio Shareholders. The N-14 Registration Statement shall include a notice to Target Portfolio Shareholders, a Combined Prospectus/Proxy Statement and other materials relating to the transactions contemplated by this Agreement. At the time the N-14 Registration Statement becomes effective, at the time of the Target Portfolio Shareholders meeting and at the Closing Date, the N-14 Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the N-14 Registration Statement, for inclusion therein, in connection with the meeting of the Target Portfolio Shareholders to consider the approval of this Agreement and the transactions contemplated herein, including in the case of the Target Portfolio any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to the Target Portfolio Shareholders appropriate disclosure with respect to the item.

5.10 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of section 368(a) of the Code. Paul Hastings LLP, special counsel to the Acquiring Company and the Target Company, will render an opinion on these matters. None of the Acquiring Company, the Acquiring Portfolio, the Target Company, nor the Target Portfolio shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Company, the Acquiring Portfolio, the Target Company and the Target Portfolio will take such action, or cause such action to be taken, as is reasonably necessary to enable Paul Hastings LLP, special counsel to the Acquiring Company and the Target Company, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Paul Hastings LLP).

5.11 REASONABLE BEST EFFORTS. The Acquiring Company, the Acquiring Portfolio, the Target Company and the Target Portfolio shall use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.12 AUTHORIZATIONS. The Acquiring Company, on behalf of the Acquiring Portfolio, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.13 DISTRIBUTION. The Target Company, on behalf of the Target Portfolio, covenants that the Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.14 PROXY. The Target Company, on behalf of the Target Portfolio, agrees to mail to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

ARTICLE 6

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET COMPANY AND THE TARGET PORTFOLIO

The obligations of the Target Portfolio to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Company, on behalf of the Acquiring Portfolio, of all the obligations to be performed by the Acquiring Company, on behalf of the Acquiring Portfolio, pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1 All representations, covenants and warranties of the Acquiring Company, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Company, on behalf of the Acquiring Portfolio, shall have delivered to the Target Portfolio a certificate executed by the Acquiring Company’s President or a Vice President and its Treasurer or Secretary, in form and substance satisfactory to the Target Portfolio and dated as of the Closing Date, to such effect and as to such other matters with respect to the Acquiring Portfolio as the Target Portfolio shall reasonably request. The Target Portfolio shall have received certified copies of the resolutions adopted by the Board of [Directors/Trustees], with respect to the Acquiring Portfolio, approving this Agreement and the transactions contemplated herein.

6.2 The Target Company shall have received on the Closing Date an opinion of Richards, Layton & Finger, P.A., as special Delaware counsel, dated as of the Closing Date, in a form reasonably satisfactory to the Target Company and the Target Portfolio, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Acquiring Company is a statutory trust validly existing under the laws of the State of Delaware.

(b) The Acquiring Company has the power and authority to execute, deliver and perform all of the obligations under the Agreement of the Acquiring Company under the applicable laws of the State of Delaware. The execution and delivery of the Agreement and the consummation by the Acquiring Company of the transactions contemplated thereby have been duly authorized by all requisite action on the part of the Acquiring Company under the laws of the State of Delaware and the Declaration of Trust.

(c) The execution and delivery by the Acquiring Company of the Agreement and the performance of its obligations under the Agreement do not violate the Declaration of Trust, as amended, or the by-laws of the Acquiring Company.

(d) Neither the execution, delivery nor performance by the Acquiring Company of the Agreement nor the compliance by the Acquiring Company with the terms and provisions thereof will violate any provision of any law of the State of Delaware applicable to the Acquiring Company.

6.3 The Target Company shall have received on the Closing Date an opinion of Paul Hastings LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Target Company and the Target Portfolio, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Acquiring Company is registered as an open-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Acquiring Company of the Agreement nor the compliance by the Acquiring Portfolio with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.

(c) To the best of Paul Hastings LLP’s knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Acquiring Company, on behalf of the Acquiring Portfolio, or the enforceability of the Agreement against the Acquiring Company and the Acquiring Portfolio.

In giving their opinion, Paul Hastings LLP may state that they are relying on the opinion of Richards, Layton & Finger, P.A. as to matters of Delaware law.

ARTICLE 7

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING COMPANY AND THE ACQUIRING PORTFOLIO

The obligations of the Acquiring Portfolio to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Target Company, on behalf of the Target Portfolio, of all the obligations to be performed by the Target Company, on behalf of the Target Portfolio, pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Target Company, on behalf of the Target Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Target Company, on behalf of the Target Portfolio, shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed by the Target Company’s President or a Vice President and the Treasurer or Secretary, in form and substance satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to such effect and as to such other matters with respect to the Target Portfolio as the Acquiring Portfolio shall reasonably request. The Acquiring Portfolio shall have received certified copies of the resolutions adopted by the Board of Directors, with respect to the Target Portfolio, approving this Agreement and the transactions contemplated herein.

7.2 The Target Portfolio shall have delivered to the Acquiring Portfolio (1) a statement as of the Closing Date of the Target Portfolio’s Assets and Assumed Liabilities, in accordance with paragraph 5.2, and (2) a list of the Target Portfolio’s portfolio securities showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of the Target Company.

7.3 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Target Portfolio shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Target Portfolio Shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

7.4 The Acquiring Company shall have received on the Closing Date an opinion of Venable LLP, as special Maryland counsel, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Company and the Acquiring Portfolio, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Target Company is a corporation validly existing under the applicable laws of the State of Maryland.

(b) The Target Company, on behalf of the Target Portfolio, has the power to execute, deliver and perform all of the obligations under the Agreement of the Target Company, on behalf of the Target Portfolio, under the applicable laws of the State of Maryland. The execution and delivery of the Agreement and the consummation by the Target Company, on behalf of the Target Portfolio, of the transactions contemplated thereby have been duly authorized by all requisite action on the part of the Target Company, on behalf of the Target Portfolio, under the applicable laws of the State of Maryland.

(c) The Agreement has been duly executed and delivered by the Target Company, on behalf of the Target Portfolio.

(d) The execution and delivery by the Target Company, on behalf of the Target Portfolio, of the Agreement and the performance of the obligations under the Agreement do not conflict with the charter or the bylaws of the Target Company.

(e) Neither the execution, delivery nor performance by the Target Company, on behalf of the Target Portfolio, of the Agreement nor its compliance by the Target Company, on behalf of the Target Portfolio, with the terms and provisions thereof will contravene any provision of any applicable law of the State of Maryland.

7.5 The Acquiring Company shall have received on the Closing Date an opinion of Paul Hastings LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Company and the Acquiring Portfolio, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Target Company is registered as an open-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Target Company of the Agreement nor the compliance by the Target Portfolio with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.

(c) To the best of Paul Hastings LLP’s knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Target Company, on behalf of the Target Portfolio, or the enforceability of the Agreement against the Target Company and the Target Portfolio.

In giving their opinion, Paul Hastings LLP may state that they are relying on the opinion of Venable LLP as to matters of Maryland law.

7.6 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan or distribution or shareholder servicing plan or agreement, other fees payable for services provided to the Target Portfolio, or sales loads of the Target Portfolio nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-14 Registration Statement.

ARTICLE 8

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING COMPANY, THE ACQUIRING PORTFOLIO, THE TARGET COMPANY AND THE TARGET PORTFOLIO

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Acquiring Company, the Acquiring Portfolio, the Target Company or the Target Portfolio, as applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement; if any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Target Portfolio, the Acquiring Portfolio shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to the Target Portfolio:

8.1 This Agreement and the transactions contemplated herein, with respect to the Target Portfolio, shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Portfolio in accordance with the provisions of the Target Company’s charter and by-laws, applicable Maryland law and the 1940 Act. Evidence of such approval shall have been delivered to the Acquiring Portfolio, in such form as shall be reasonably acceptable to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, neither the Acquiring Company, the Acquiring Portfolio, the Target Company nor the Target Portfolio may waive the condition set forth in this paragraph 8.1.

8.2 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.3 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Portfolio or the Target Portfolio, provided that any party hereto may waive any such conditions for itself.

8.4 The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Acquiring Company, with respect to the Acquiring Portfolio, on Form N-1A under the 1940 Act covering the sale of shares of the Acquiring Portfolio shall be effective and no stop orders suspending the effectiveness thereof shall have been issued.

8.5 As of the Closing Date, there shall be no pending litigation brought by any person against the Acquiring Company, the Acquiring Portfolio, the Target Company or the Target Portfolio, or the Adviser, Trustees, Directors or officers of the foregoing, as applicable, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.6 The Acquiring Company and the Target Company shall have received an opinion of Paul Hastings LLP, special counsel to the Acquiring Company and the Target Company, substantially to the effect that, based on certain facts, assumptions and representations of the parties, and upon certain certifications made by the Target Company, on behalf of the Target Portfolio, and the Acquiring Company, on behalf of the Acquiring Portfolio, and their respective authorized officers, for U.S. federal income tax purposes:

(a) the transfer to the Acquiring Portfolio of all of the Assets solely in exchange for Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the Assumed Liabilities of the Target Portfolio followed by the distribution by the Target Portfolio of Acquiring Portfolio Shares to the Target Portfolio Shareholders in complete liquidation of the Target Portfolio, all pursuant to this Agreement, will constitute a “reorganization” within the meaning of section 368(a) of the Code, and the Acquiring Portfolio and the Target Portfolio will each be a “party to a reorganization” within the meaning of section 368(b) of the Code;

(b) under section 1032 of the Code, no gain or loss will be recognized by the Acquiring Portfolio upon the receipt of all of the Assets solely in exchange for Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the Assumed Liabilities of the Target Portfolio except for (A) any gain or loss that may be recognized on “section 1256 contracts” as defined in section 1256(b) of the Code as a result of the closing of the tax year of the Target Portfolio, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized as a result of the closing of the tax year of the Target Portfolio;

(c) under sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Portfolio upon the transfer of the Assets to the Acquiring Portfolio solely in exchange for Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the Assumed Liabilities or upon the distribution of Acquiring Portfolio Shares to the Target Portfolio Shareholders in exchange for such shareholders’ shares of the Target Portfolio in liquidation of the Target Portfolio except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Portfolio’s taxable year due to the Reorganization;

(d) under section 354 of the Code, no gain or loss will be recognized by the Target Portfolio Shareholders upon the exchange of their Target Portfolio shares solely for Acquiring Portfolio Shares in the Reorganization;

(e) under section 358 of the Code, the aggregate basis of Acquiring Portfolio Shares received by the Target Portfolio Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Portfolio shares exchanged therefor by such shareholder;

(f) under section 1223(1) of the Code, the holding period of Acquiring Portfolio Shares to be received by the Target Portfolio Shareholder pursuant to the Reorganization will include the holding period of the Target Portfolio shares exchanged therefor, provided that the Target Portfolio Shareholder held the Target Portfolio shares as capital assets at the time of the Reorganization;

(g) under section 362(b) of the Code, the basis of each Asset transferred to the Acquiring Portfolio in the Reorganization will be the same in the hands of the Acquiring Portfolio as the basis of such Asset in the hands of to the Target Portfolio immediately prior to the transfer increased by the amount of gain or decreased by the amount of loss, if any, recognized by the Target Portfolio upon the transfer; and

(h) under section 1223(2) of the Code, the holding period of each of the Assets in the hands of the Acquiring Portfolio will include the holding period of each such Asset when held by the Target Portfolio (except to the extent that the investment activities of the Acquiring Portfolio reduce or eliminate such holding period and except for any assets which may be marked to market on the termination of the Target Portfolio’s taxable year or on which gain was recognized on the transfer to the Acquiring Portfolio).

Such opinion shall be based on customary assumptions and such representations as Paul Hastings LLP may reasonably request, and the Acquiring Company, on behalf of the Acquiring Portfolio, and the Target Company, on behalf of the Target Portfolio, will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Company, on behalf of the Acquiring Portfolio, nor the Target Company, on behalf of the Target Portfolio, may waive the condition set forth in this paragraph 8.6.

ARTICLE 9

EXPENSES

Except as otherwise expressly provided in this Agreement, the Adviser or its affiliates shall bear the direct and indirect expenses incurred by the Acquiring Company, the Acquiring Portfolio, the Target Company and the Target Portfolio, each in connection with the transactions contemplated by the provisions of this Agreement, including all direct and indirect expenses and out-of-pocket costs, but not including any transaction costs incurred pursuant to paragraph 1.2 hereof or any transaction costs incurred in connection with the sale of any of the Target Portfolio’s portfolio securities prior to or after the Closing Date. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

ARTICLE 10

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 No party has made to the other party any representation, warranty and/or covenant not set forth herein in connection with the subject matters covered hereby and this Agreement constitutes the entire agreement between the parties with respect thereto.

10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE 11

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Company, on behalf of the Acquiring Portfolio and by the Target Company, on behalf of the Target Portfolio. In addition, the Acquiring Company, on behalf of the Acquiring Portfolio, or the Target Company, on behalf of the Target Portfolio, may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Company or the Board of Trustees, the Target Company or the Board of Directors, or their respective officers, to any other party. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE 12

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be agreed upon in writing by the officers of the Acquiring Company as specifically authorized by the Board of Trustees or by the officers of the Target Company as specifically authorized by the Board of Trustees; provided, however, that, following the meeting of the Target Portfolio Shareholders called by the Target Company, on behalf of the Target Portfolio, pursuant to paragraph 4.1(r) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Portfolio Shares to be issued to the Target Portfolio Shareholders under this Agreement to the detriment of the Target Portfolio Shareholders without their further approval.

ARTICLE 13

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

ARTICLE 14

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquiring Portfolio or the Target Portfolio, Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, Attention: John Genoy, President, or to any other address that the Acquiring Portfolio or the Target Portfolio shall have last designated by notice to the other party.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

SUNAMERICA SERIES, INC., on behalf of its series, Focused Small-Cap Growth Portfolio

By:
Name: [ ] Title: [ ]

SUNAMERICA SPECIALTY SERIES, on behalf of its series, SunAmerica Focused Alpha Growth Fund

By:
Name: [ ] Title: [ ]

SUNAMERICA SERIES, INC.

Focused Small-Cap Growth Portfolio

SUNAMERICA SPECIALTY SERIES

SunAmerica Focused Alpha Growth Fund

PART B

STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION, May 16, 2013

This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (the “Reorganization”) of the Focused Small-Cap Growth Portfolio (the “Small-Cap Growth Portfolio”), a series of SunAmerica Series, Inc. (the “Corporation”), into the SunAmerica Focused Alpha Growth Fund (the “Alpha Growth Fund” and together with the Target Portfolios, the “Portfolios” and each, a “Portfolio”), a series of SunAmerica Specialty Series (the “Trust”).

This SAI contains information relating to the Reorganization, which may be of interest to the shareholders of the Small-Cap Growth Portfolio but which is not included in the Combined Prospectus/Proxy Statement dated May [    ], 2013 (the “Combined Prospectus/Proxy Statement”). As described in the Combined Prospectus/Proxy Statement, the Reorganization would involve the transfer of the assets of the Small-Cap Growth Portfolio in exchange for the assumption of liabilities of the Small-Cap Growth Portfolio and shares of the Alpha Growth Fund. The Small-Cap Growth Portfolio will distribute the Alpha Growth Fund shares it receives to its shareholders in complete liquidation of the Small-Cap Growth Portfolio as a series of the Corporation.

This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission (the “SEC”), and is available upon request and without charge by writing to SunAmerica Focused Alpha Growth Fund, Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, or by calling (800) 858-8850.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Proxy Statement.

TABLE OF CONTENTS

Additional Information about the Small-Cap Growth Portfolio and the Alpha Growth Fund	B-2

Financial Statements	B-2

Pro Forma Financial Information	B-2

B-1

ADDITIONAL INFORMATION ABOUT

THE SMALL-CAP GROWTH PORTFOLIO AND THE ALPHA GROWTH FUND

For the Small-Cap Growth Portfolio: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of the Corporation dated February 28, 2013, as supplemented, as filed with the Securities and Exchange Commission.

For the Alpha Growth Fund: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of the Trust dated February 28, 2013, as supplemented, as filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

This SAI incorporates by reference (i) the Annual Report to Shareholders of the SunAmerica Alpha Growth Fund for the 10-month fiscal period ended October 31, 2012 (the “Alpha Growth Fund Annual Report”) and (ii) the Annual Report to Shareholders of the Small-Cap Growth Portfolio for the fiscal year ended October 31, 2012, each of which have been filed with the SEC. Each of these reports contains historical financial information regarding the applicable Portfolio. The financial statements and the report of independent registered public accounting firm therein are incorporated herein by reference. (The historical information presented in the Alpha Growth Fund Annual Report prior to January 23, 2012 is that of the Predecessor Fund, a closed-end investment company also advised by SunAmerica Asset Management Corp. (“SAAMCo”), which was reorganized into the Alpha Growth Fund in a reorganization that occurred on January 23, 2012. Pursuant to such reorganization, the Alpha Growth Fund acquired the assets and assumed the liabilities of the Predecessor Fund and, since the Predecessor Fund was the accounting survivor of such reorganization, the Alpha Growth Fund carried forward the performance and accounting history of the Predecessor Fund. In addition, pursuant to such reorganization, the fiscal year end of the Alpha Growth Fund was changed from December 31 to October 31.)

PRO FORMA FINANCIAL INFORMATION1

The unaudited pro forma information provided herein should be read in conjunction with the Small-Cap Growth Portfolio’s Annual Report for the fiscal year ended October 31, 2012, and the Alpha Growth Fund’s Annual Report for the fiscal period ended October 31, 2012, each of which is on file with the SEC and is available at no charge.

The unaudited pro forma information set forth below is for the 10-month period beginning January 1, 2012, and ended October 31, 2012, which is the most current fiscal period for the Alpha Growth Fund. This information is intended to present ratios and supplemental data as if the proposed Reorganization had been consummated at January 1, 2012, assuming the Alpha Growth Fund operated as an open-end fund since January 1, 2012.2 Future fees and expenses may be greater or less than those indicated below. The Reorganization is intended to consolidate the Small-Cap Growth Portfolio, advised by SAAMCo, with the Alpha Growth Fund, also advised by SAAMCo. The Alpha Growth Fund, following completion of the Reorganization, may be referred to herein as the “Combined Portfolio.” The Alpha Growth Fund will be the accounting survivor of the Reorganization. When the Reorganization is complete, the Small-Cap Growth Portfolio’s shareholders will hold the same class of shares of the Alpha Growth Fund as they currently hold of the Small-Cap Growth Portfolio, except that Class B shareholders of the Small-Cap Growth Portfolio will hold Class A shares of the Alpha Growth Fund, and Class I shareholders of the Small-Cap Growth Portfolio will hold Class W shares of the Alpha Growth Fund. The aggregate NAV of the Alpha Growth Fund shares received in the Reorganization will equal the aggregate NAV of the Small-Cap Growth Portfolio shares held by Small-Cap Growth Portfolio shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Small-Cap Growth Portfolio will hold a smaller percentage of ownership in the Combined Portfolio than such shareholder held in the Small-Cap Growth Portfolio prior to the Reorganization.

The Reorganization is expected to be tax-free for federal income tax purposes. This means that no gain or loss will be recognized by the Small-Cap Growth Portfolio or its shareholders as a result of the Reorganization. The aggregate tax basis of the Alpha Growth Fund shares received by the shareholders of the Small-Cap Growth Portfolio will be the same as the aggregate tax basis of the Small-Cap Growth Portfolio shares held by such shareholder immediately before the Reorganization. The historical cost basis of the Small-Cap Growth Portfolio investments will be carried over to the Alpha Growth Fund.

The Portfolios have the same servicing agent, custodian, transfer agent and distributor. Each of these service providers has entered into an agreement with the Corporation, on behalf of the Small-Cap Growth Portfolio, and with the Trust, on behalf of the Alpha Growth Fund, which agreements govern the provision of services to the respective Portfolios. Such agreements contain substantially similar terms and provide for identical services with respect to the Small-Cap Growth Portfolio and the Alpha Growth Fund. The Reorganization will not result in any significant changes to the Alpha Small-Cap Growth Fund’s agreements.

[1]

The preparation of this financial information requires management to make estimates and assumptions that affect the reported amounts and disclosures contained herein. Actual results could differ from these estimates.

[2]	The Alpha Growth Fund acquired the assets and assumed the liabilities of the Predecessor Fund in a reorganization that occurred on January 23, 2012, which is when the Alpha Growth Fund commenced operations as an open-end fund.

B-2

Pursuant to the Investment Advisory and Management Agreements between SAAMCo and the Corporation, on behalf of the Small-Cap Growth Portfolio, and SAAMCo and the Trust, on behalf of the Alpha Growth Fund, SAAMCo receives for its services to the relevant Portfolio monthly compensation at the annual rate of 0.75% of the average daily net assets of the Small-Cap Growth Portfolio and 1.00% of the average daily net assets of the Alpha Growth Fund. Pursuant to an Expense Limitation Agreement with respect to the Small-Cap Growth Portfolio and the Alpha Growth Fund (the “Expense Limitation Agreement”), SAAMCo is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 1.72%, 2.37%, 2.37% and 1.33% for Class A, Class B, Class C and Class I shares, respectively, of the Small-Cap Growth Portfolio, and 1.72%, 2.37% and 1.52% for Class A, Class C and Class W shares, respectively, of each of the Alpha Growth Fund and the Pro Forma Combined Portfolio. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” do not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees or expenses. As of October 31, 2012, the total net assets of the Small-Cap Growth Portfolio and the Alpha Growth Fund were $135,534,300 and $287,675,952, respectively. The net assets of the Combined Portfolio as of October 31, 2012, would have been approximately $423,205,690.

On a pro forma basis for the 10-month period, the proposed Reorganization would have resulted in an increase of approximately $307,131 (0.10%) in the management fees paid by the Combined Portfolio, and a decrease of approximately $82,424 in other operating expenses for the Combined Portfolio, resulting in a $0.01 per share total expense increase. The following table sets forth the changes in fees and expenses (shown both as a dollar amount and as a percentage of average net assets) that would have resulted in an increase in the management fees and a decrease of the other operating expenses of the Combined Portfolio.

	Dollar Increase/(Decrease)	Basis Point Increase/(Decrease)
Investment advisory and management fees	$307,131	0.10%
Distribution and service maintenance fees	—	0.00
Transfer agent fees and expenses	(1,905)	0.00
Registration fees	(14,307)	0.00
Custody and accounting fees	(35,847)	(0.01)
Audit and tax fees	(31,084)	(0.01)
Reports to shareholders	(20,706)	(0.01)
Legal fees	(3,486)	0.00
Trustees’ fees and expenses	—	0.00
Interest expense	—	0.00
Other expenses	(17,677)	(0.01)
Fee waiver and/or expense reimbursement	42,588	0.01

Total:	$224,707	0.07%

No significant accounting policies will change as a result of the proposed Reorganization, specifically, policies regarding valuation of portfolio securities, or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended.

Prior to the Closing Date, the Small-Cap Growth Portfolio will declare a distribution to its shareholders, if any, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date.

The portfolio managers of the Alpha Growth Fund anticipate requesting the disposition of a relatively small portion of the Small-Cap Growth Portfolio’s portfolio holdings (approximately 5% to 10% as of February 28, 2013) before the closing of the Reorganization and all or substantially all of the remaining portfolio following the closing of the Reorganization.

The tax impact of any such sales will depend on the difference between the price at which such portfolio securities are sold and the Small-Cap Growth Portfolio’s basis in such securities. Any capital gains recognized in these sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of the Small-Cap Growth Portfolio as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Any capital gains recognized in these sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Combined Portfolio’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

B-3

Because substantially all of the portfolio holdings of the Small-Cap Growth Portfolio as of February 28, 2013 are expected to be sold following the closing of the Reorganization, there may be a capital gain or loss associated with such sales. Whether substantially all of the Small-Cap Growth Portfolio’s portfolio holdings are sold will depend upon market conditions and portfolio composition of the Funds at the time of the Reorganization. If all such holdings were sold on February 28, 2013, the sales would result in a net capital gain position of $10,174,855 or $0.52 per share, assuming all Small-Cap Growth Portfolio shareholders as of February 28, 2013 elect to participate in the Reorganization and there is no attrition in the number of Alpha Growth Fund shareholders as February 28, 2013. This amount does not take into account any available capital loss carryforwards and current year net realized capital gains or losses. Based on the net unrealized capital gain position of the Small-Cap Growth Portfolio as of February 28, 2013, including any available capital loss carryforwards, the anticipated sales of portfolio holdings following the closing of the Reorganization may result in the distribution of net capital gains to shareholders of the Combined Portfolio. Any capital gains recognized in these sales on a net basis will be distributed to shareholders as capital gain distributions (to the extent of net realized long-term capital gains) and/or ordinary income dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions may be taxable to shareholders. The actual amount of capital gains or losses resulting from the sale of Small-Cap Growth Fund portfolio holdings will differ from the amounts stated above due to changes in market conditions, portfolio composition and market values at the time of sale.

The Alpha Growth Fund will succeed to the capital loss carryforwards, if any, of the Small-Cap Growth Portfolio. For five years beginning after the Closing Date of the Reorganization, the Combined Portfolio will not be allowed to offset certain pre-Reorganization built-in gains attributable to one Portfolio with capital loss carryforwards and certain built-in losses attributable to another Portfolio. The Alpha Growth Fund had capital loss carryforwards of approximately $61,428,193 as of its last fiscal year end October 31, 2012, of which $60,769,959 will expire between 2015 and 2016 and $658,234 of unlimited losses which will be required to be utilized prior to any losses with an expiration date.3 The Small-Cap Growth Portfolio had capital loss carryforwards, as of its last fiscal year end October 31, 2012, of approximately $84,789,551.4 These capital loss carryforwards will expire between 2015 and 2016.

Shareholders of the Small-Cap Growth Portfolio may redeem their shares or exchange their shares for shares of certain other funds distributed by the Distributor at any time prior to the closing of the Reorganization. Redemptions and exchanges of shares generally are taxable transactions, unless the shareholder’s account is not subject to taxation, such as an individual retirement account or other tax-qualified retirement plan. Shareholders should consult with their own tax advisers regarding potential transactions.

SAAMCo or its affiliates will pay the expenses incurred in connection with the preparation of this Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Small-Cap Growth Portfolio’s securities prior to and/or after the Reorganization as described in the Reorganization Agreement. SAAMCo has estimated that the brokerage commission and other transaction costs associated with the pre-Reorganization and post-Reorganization portfolio repositioning will be approximately $4,067 and $44,351, respectively, or, based on shares outstanding as of October 31, 2012, $0.000 per share and $0.002 per share, respectively. The total expenses incurred in connection with the Reorganization are estimated to be approximately $161,000. Neither Portfolio will pay any expenses of shareholders arising out of or in connection with the Reorganization (other than the transaction costs discussed above). All other expenses of each of the parties shall be paid by the applicable party.

[3]	Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. federal income tax law. Therefore, it is possible that not all of the capital losses will be available for use. As a result of prior reorganizations, as of October 31, 2012, based on current tax law, the Alpha Growth Fund may have $39,616,979 of capital losses that will not be available for use.
[4]	Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. federal income tax law. Therefore, it is possible that not all of the capital losses will be available for use. As a result of prior reorganizations, as of October 31, 2012, based on current tax law, the Small-Cap Growth Portfolio may have $65,041,443 of capital losses that will not be available for use.

B-4

PART C

OTHER INFORMATION

Item 15.	Indemnification

Article VII, Section 3 of the Registrant’s Declaration of Trust provides as follows:

Section 3. Indemnification.

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)	every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)	for purposes of this Section 3 and Section 5 of this Article VII below, “agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)	No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(c)	The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)	Expenses in connection with the defense of any proceeding of the character described in paragraph (a) above shall be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that, to the extent required under the 1940 Act, but only to such extent, either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

(e)	Any repeal or modification of this Article VII or adoption or modification of any other provision of this Declaration of Trust inconsistent with this Article VII shall be prospective only to the extent that such repeal, modification or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification or right to advancement of expenses available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification or adoption.

(f)	Notwithstanding any other provision of this Declaration of Trust to the contrary, any liability and/or expense against which any Covered Person is indemnified under this Section 3 and any advancement of expenses that any Covered Person is entitled to be paid under paragraph (d) above shall be deemed to be joint and several obligations of the Trust and each Series, and the assets of the Trust and each Series shall be subject to the claims of any Covered Person therefor under this Article VII; provided that any such liability, expense or obligation may be allocated and charged by the Trustees between or among the Trust and/or any one or more Series (and Classes thereof) in such manner as the Trustees in their sole discretion deem fair and equitable.

Item 16.	Exhibits

(1)(a)	Amended and Restated Certificate of Trust – Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 26, 2010.

(b)	Amended and Restated Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2008.

(c)	Amended and Restated Schedule A to the Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 23, 2008.

(d)	Amendment to Amended and Restated Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on December 24, 2009.

(e)	Amendment to Amended and Restated Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 26, 2010.

(f)	Amended and Restated Schedule A to the Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on March 15, 2011.

(g)	Amended and Restated Schedule A to the Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on August 11, 2011.

(2)(a)	By-Laws – Incorporated herein by reference to Registrant’s initial Form N-1A Registration Statement (File No. 333-111662) filed on December 31, 2003.

(b)	Amendment No. 1 to the By-Laws – Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(c)	Amendment No. 2 to the By-Laws – Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on December 24, 2009.

(3)	None.

(4)	Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Prospectus/Proxy Statement included in this Registration Statement).

(5)	Instruments Defining Rights of Shareholders – Incorporated herein by reference to Exhibits (1) and (2) above.

(6)(a)	Form of Investment Advisory and Management Agreement between Registrant and SunAmerica Asset Management Corp. (“SunAmerica”) (2015, 2020 and 2025 High Watermark Funds) – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(b)	Form of Subadvisory Agreement between Registrant, SunAmerica and Trajectory Asset Management LLC (“Trajectory”) (2010, 2015, 2020 and 2025 High Watermark Funds) – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(c)	Amendment to Subadvisory Agreement between Registrant, SunAmerica and Trajectory (2010, 2015 and 2020 High Watermark Funds) – Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2007.

(d)	Amendment to Subadvisory Agreement between Registrant, SunAmerica and Trajectory (2010, 2015 and 2020 High Watermark Funds) – Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2008.

(e)	Investment Advisory and Management Agreement between Registrant and SunAmerica (SunAmerica Alternative Strategies Fund) – Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

Item 16.	Exhibits

(f)	Subadvisory Agreement between SunAmerica and Pelagos Capital Management, LLC (“Pelagos Capital®”) (SunAmerica Alternative Strategies Fund) – Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

(g)	Investment Advisory and Management Agreement between Registrant and SunAmerica (SunAmerica Global Trends Fund) – Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on May 26, 2011.

(h)	Subadvisory Agreement between SunAmerica and Wellington Management Company, LLP (“Wellington Management”) (SunAmerica Global Trends Fund) – Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on May 26, 2011.

(i)	Form of Investment Advisory and Management Agreement between Registrant and SunAmerica (SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund) – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(j)	Form of Subadvisory Agreement between SunAmerica and BAMCO, Inc. (“BAMCO”) (SunAmerica Focused Alpha Growth Fund) – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(k)	Form of Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC (“BlackRock”) (SunAmerica Focused Alpha Large-Cap Fund) – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(l)	Form of Subadvisory Agreement between SunAmerica and Marsico Capital Management, LLC (“Marsico”) (SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund) – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(7)(a)	Form of Distribution Agreement between Registrant and SunAmerica Capital Services, Inc. (“SACS”) – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(b)	Form of Selling Agreement – Incorporated herein by reference to Exhibit No. (e)(ii) of Post-Effective Amendment No. 53 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on November 22, 2011.

(8)(a)	SunAmerica Directors’/Trustees’ Retirement Plan, as amended – Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(b)	Amendment to SunAmerica Disinterested Directors’/Trustees’ Retirement Plan – Incorporated herein by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 33-8021) of SunAmerica Equity Funds filed on January 27, 2009.

(9)	Master Custodian Contract – Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on January 24, 2006.

(10)(a)	Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class A shares) – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(b)	Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class C shares) – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

Item 16.	Exhibits

(c)	Amended and Restated Rule 18f-3 Plan – Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on March 28, 2013.

(11)	Opinion and consent of Richards, Layton & Finger, P.A., special Delaware counsel for Registrant. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-187956) filed on April 17, 2013.

(12)(a)	Form of tax opinion and consent of Paul Hastings LLP, special counsel for Registrant, with respect to the reorganization of the Focused Small-Cap Growth Portfolio, a series of SunAmerica Series, Inc. (the “Corporation”) into the SunAmerica Focused Alpha Growth Fund, a series of Registrant. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-187956) filed on April 17, 2013.

(13)(a)	Form of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(b)	Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company – Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (File No. (333-111662) filed on February 28, 2007.

(c)	Form of Service Agreement between Registrant and SunAmerica Fund Services, Inc. – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(d)	Form of Put Agreement among Registrant and Prudential Global Funding (“PGF”) – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(e)	Form of amendments to Lookback Option Agreements between Registrant and PGF – Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-111662) filed on February 27, 2009.

(f)	Form of Indemnification Agreement by and between SACS, PGF and Prudential Financial, Inc. (“Prudential Financial”) – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(g)	Administrative and Shareholder Services Agreement between Registrant and SACS (2015 and 2020 High Watermark Funds Class I shares) – Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

(h)	Administrative and Shareholder Services Agreement between Registrant and SACS (Alternative Strategies Fund Class W shares) – Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

(i)	Administrative and Shareholder Services Agreement between Registrant and SACS (SunAmerica Global Trends Fund Class W shares) – Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on May 26, 2011.

(j)	Administrative and Shareholder Services Agreement between Registrant and SACS (SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund Class W Shares) – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(k)	Amended and Restated Expense Limitation Agreement by and among Registrant, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Series, Inc., SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc. and SunAmerica – Incorporated herein by reference to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2013.

Item 16.	Exhibits

(l)	Form of Fee Waiver Agreement between Registrant and SunAmerica – Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-111662) filed on February 27, 2009.

(m)	Form of Fee Waiver Agreement between Registrant and SunAmerica (SunAmerica Global Trends Fund) – Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on May 26, 2011.

(n)	Form of Fee Waiver Agreement between SunAmerica and Pelagos Capital® – Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-111662) filed on February 27, 2009.

(o)	Form of Fee Waiver Agreement between SunAmerica and Wellington Management – Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on May 26, 2011.

(p)	Appointment of Agent for Service of Process – Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-111662) filed on February 27, 2009.

(q)	Form of Indemnification Agreement between Registrant and each of the Independent Trustees – Incorporated herein by reference to Post-Effective Amendment No. 43 Registration Statement on N-1A (File No. 33-6502) of SunAmerica Income Funds filed on July 29, 2009.

(14)(a)	Consents of PricewaterhouseCoopers LLP, independent registered public accounting firm for Registrant and the Corporation.*

(b)	Consent of Paul Hastings LLP.*

(15)	None.

(16)	Power of Attorney. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-187956) filed on April 17, 2013.

(17)(a)	Prospectus and Statement of Additional Information of SunAmerica Specialty Series dated February 28, 2013 – Incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2013.

(b)	Prospectus and Statement of Additional Information of SunAmerica Series, Inc., with respect to each of the Focused Small-Cap Growth Portfolio, dated February 28, 2013 – Incorporated herein by reference to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2013.

(c)	Annual Report to Shareholders of SunAmerica Special Series, with respect to the SunAmerica Focused Alpha Growth Fund, for the fiscal period ended October 31, 2012 – Previously filed on Form N-CSR (File No. 811-111662) on January 8, 2013 and incorporated herein by reference.

(d)	Annual Report to Shareholders of SunAmerica Series, Inc., with respect to the Focused Small-Cap Growth Portfolio, for the fiscal year ended October 31, 2012 – Previously filed on Form N-CSR (File No. 811-07797) on January 8, 2013 and incorporated herein by reference.

(e)	Form of Proxy Card. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-187956) filed on April 17, 2013.

(f)	Code of Ethics of SunAmerica, SACS and Registrant – Incorporated herein by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-111283) of SunAmerica Series, Inc. filed on December 23, 2010.

(g)	Code of Ethics for Trajectory—effective February 1, 2005 – Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2007.

Item 16.	Exhibits

(h)	Code of Ethics for Pelagos Capital® – Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

(i)	Code of Ethics for Wellington Management – Incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-1A of SunAmerica Senior Floating Rate Fund, Inc. (File No. 333-32798) filed on April 29, 2011.

(j)	Code of Ethics for BAMCO – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(k)	Code of Ethics for BlackRock – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

(l)	Code of Ethics for Marsico – Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on October 25, 2011.

*	Filed herewith.

Item 17.	Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file, by post-effective amendment, opinions of counsel supporting the tax consequences of the Reorganizations within a reasonably prompt time after receipt of such opinions.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 16th day of May, 2013.

SUNAMERICA SPECIALTY SERIES (Registrant)

By:	/s/ John T. Genoy
John T. Genoy President

Pursuant to the requirements of the Securities Act of 1933, this Pre-effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* (Peter A. Harbeck)	Trustee	May 16, 2013

/s/ Donna M. Handel (Donna M. Handel)	Treasurer (Principal Financial and Accounting Officer)	May 16, 2013

* (Richard W. Grant)	Trustee	May 16, 2013

* (Stephen J. Gutman)	Trustee	May 16, 2013

* (William F. Devin)	Trustee	May 16, 2013

* (Dr. Judith L. Craven)	Trustee	May 16, 2013

* (William J. Shea)	Trustee	May 16, 2013

/s/ John T. Genoy (John T. Genoy)	President (Principal Executive Officer)	May 16, 2013

*By:	/s/ John E. McLean	May 16, 2013
John E. McLean, Attorney-in-Fact

SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description

14(a)	Consents of PricewaterhouseCoopers LLP, independent registered accounting firm for Registrant and the Corporation.

14(b)	Consent of Paul Hastings LLP.